AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 82.5%
Common Stocks — 38.4%
Australia — 0.6%
AGL Energy Ltd.	17,919	$78,170
Allkem Ltd.*	2,555	22,595
Aristocrat Leisure Ltd.	26,854	566,260
Aurizon Holdings Ltd.	59,653	131,932
Australia & New Zealand Banking Group Ltd.	25,020	366,263
Bank of Queensland Ltd.	3,489	14,534
BHP Group Ltd.	51,822	1,288,198
BlueScope Steel Ltd.	3,562	34,593
Challenger Ltd.	14,729	55,176
Charter Hall Group, REIT	1,403	10,346
Coles Group Ltd.	11,150	117,547
Commonwealth Bank of Australia	11,717	681,636
CSL Ltd.	3,546	644,901
Deterra Royalties Ltd.	17,819	45,794
Flight Centre Travel Group Ltd.*	5,058	45,794
Fortescue Metals Group Ltd.	2,540	27,268
Glencore PLC	35,837	188,324
Goodman Group, REIT	9,753	98,572
Iluka Resources Ltd.	11,632	67,342
Incitec Pivot Ltd.	4,315	9,812
Insignia Financial Ltd.	36,527	69,050
JB Hi-Fi Ltd.	3,533	85,500
Macquarie Group Ltd.	3,938	384,192
Medibank Private Ltd.	149,624	334,434
Mineral Resources Ltd.	283	11,879
Mirvac Group, REIT	41,131	51,237
National Australia Bank Ltd.	16,321	302,195
Orora Ltd.	5,004	9,647
Perpetual Ltd.	2,727	41,213
Pilbara Minerals Ltd.*	15,995	46,149
QBE Insurance Group Ltd.	13,950	103,504
Qube Holdings Ltd.	8,782	13,944
REA Group Ltd.	4,315	314,073
Rio Tinto PLC	5,082	274,966
Scentre Group, REIT	225,765	368,873
Sonic Healthcare Ltd.	1,874	36,553
South32 Ltd.	115,274	273,650
Stockland, REIT	24,409	51,084
Telstra Corp. Ltd.	113,174	279,453
Transurban Group, UTS	10,076	79,574
Treasury Wine Estates Ltd.	2,061	16,584
Westpac Banking Corp.	36,084	477,391
WiseTech Global Ltd.	3,911	127,782
Woodside Energy Group Ltd.	14,324	292,661
Worley Ltd.	1,437	11,715
		8,552,360
Austria — 0.0%
ANDRITZ AG	663	28,058
Erste Group Bank AG	4,288	94,002
Raiffeisen Bank International AG	2,849	33,706
		155,766
Belgium — 0.1%
Ackermans & van Haaren NV	414	52,530
Ageas SA/NV	807	29,433
	Shares	Value
Common Stocks (continued)
Belgium (cont’d.)
Anheuser-Busch InBev SA/NV	17,764	$804,649
Etablissements Franz Colruyt NV	2,195	48,249
Groupe Bruxelles Lambert NV	5,261	367,929
KBC Group NV	4,337	205,808
Solvay SA	3,046	235,828
UCB SA	2,596	180,157
Warehouses De Pauw CVA, REIT	950	23,333
		1,947,916
Brazil — 0.4%
Aliansce Sonae Shopping Centers SA	3,487	12,922
Ambev SA	201,929	582,090
Ambev SA, ADR	22,472	63,596
B3 SA - Brasil Bolsa Balcao	192,104	468,299
Banco BTG Pactual SA, UTS	1,778	8,214
Banco do Brasil SA	37,790	269,361
BB Seguridade Participacoes SA	1,272	6,265
BR Malls Participacoes SA	6,102	10,644
BRF SA*	6,902	16,493
Cia Brasileira de Aluminio	2,898	6,184
Cia de Saneamento Basico do Estado de Sao Paulo	873	8,030
Cia de Saneamento de Minas Gerais-COPASA	68,129	166,333
Cia Energetica de Minas Gerais, ADR	20,222	40,848
Cia Siderurgica Nacional SA	6,770	15,989
Cielo SA	92,942	93,039
Cogna Educacao*	208,416	114,363
CPFL Energia SA	32,891	205,845
CSN Mineracao SA	87,286	53,236
Dexco SA	24,159	41,875
EDP - Energias do Brasil SA	6,702	27,209
Embraer SA*	21,190	45,842
Embraer SA, ADR*	3,433	29,524
Energisa SA, UTS	5,643	43,915
Engie Brasil Energia SA	1,021	7,300
Fleury SA	29,873	98,075
Gerdau SA, ADR	6,771	30,605
Hapvida Participacoes e Investimentos SA, 144A	17,308	24,385
Iguatemi SA, UTS	2,466	9,321
Iochpe Maxion SA	23,392	55,202
Klabin SA, UTS	26,609	89,677
Light SA	67,357	67,428
Localiza Rent a Car SA	2,263	25,553
Locaweb Servicos de Internet SA, 144A*	5,700	9,563
Lojas Renner SA	4,780	24,740
Marfrig Global Foods SA	13,069	24,009
MercadoLibre, Inc.*	277	229,295
Multiplan Empreendimentos Imobiliarios SA	7,076	31,731
Natura & Co. Holding SA	9,399	25,787
Neoenergia SA	6,374	18,079
Omega Energia SA*	5,239	9,984
Porto Seguro SA	3,100	12,137
Qualicorp Consultoria e Corretora de Seguros SA	24,525	37,053
A0

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Brazil (cont’d.)
Raia Drogasil SA	27,061	$114,126
Rede D’Or Sao Luiz SA, 144A	1,361	7,526
Santos Brasil Participacoes SA	8,496	12,001
Sao Martinho SA	19,818	93,573
Sendas Distribuidora SA	5,908	19,221
StoneCo Ltd. (Class A Stock)*	2,423	23,091
Sul America SA, UTS	2,300	9,440
Suzano SA	4,016	33,256
Telefonica Brasil SA	7,099	53,232
Transmissora Alianca de Energia Eletrica SA, UTS	2,760	19,959
Ultrapar Participacoes SA	107,295	232,915
Vale SA	81,202	1,086,537
Via S/A*	62,636	37,621
WEG SA	43,747	259,919
Wheaton Precious Metals Corp.	11,163	361,473
YDUQS Participacoes SA	4,396	11,816
Zamp SA*	15,144	19,455
		5,555,201
Canada — 1.0%
Agnico Eagle Mines Ltd.	2,918	123,281
Algonquin Power & Utilities Corp.(a)	14,893	162,693
Alimentation Couche-Tard, Inc.	7,440	299,517
AltaGas Ltd.	679	13,001
ARC Resources Ltd.	2,929	35,177
Atco Ltd. (Class I Stock)	20,630	633,977
Bank of Nova Scotia (The)	30,155	1,434,237
Barrick Gold Corp.	8,696	134,782
BCE, Inc.(a)	15,611	654,569
Brookfield Asset Management, Inc. (Class A Stock)	3,762	153,901
Cameco Corp.	2,028	53,822
Canadian National Railway Co.	7,451	804,677
Canadian Natural Resources Ltd.	18,572	864,502
Canadian Pacific Railway Ltd.	8,003	534,229
Canadian Utilities Ltd. (Class A Stock)	3,928	102,170
Cenovus Energy, Inc.	18,667	286,758
CGI, Inc.*	5,888	443,257
CI Financial Corp.	1,048	10,045
Crescent Point Energy Corp.	25,057	154,186
Dollarama, Inc.	1,918	110,108
Element Fleet Management Corp.	1,593	18,797
Emera, Inc.	3,895	157,593
Empire Co. Ltd. (Class A Stock)	5,176	128,749
Enbridge, Inc.	21,120	783,123
Enerplus Corp.	2,255	31,931
Fairfax Financial Holdings Ltd.	59	26,946
Finning International, Inc.	688	12,093
FirstService Corp.	2,235	266,045
Franco-Nevada Corp.	4,063	485,319
George Weston Ltd.	959	100,409
GFL Environmental, Inc.	886	22,391
Gibson Energy, Inc.	834	13,265
Great-West Lifeco, Inc.(a)	25,245	544,978
Hydro One Ltd., 144A	4,386	107,257
IGM Financial, Inc.	725	18,065
Imperial Oil Ltd.	9,852	426,574
	Shares	Value
Common Stocks (continued)
Canada (cont’d.)
Loblaw Cos. Ltd.	3,162	$250,378
Magna International, Inc.	189	8,966
Manulife Financial Corp.	17,315	271,755
Metro, Inc.	195	9,764
Northland Power, Inc.	900	26,355
Nutrien Ltd.	2,686	224,003
Onex Corp.	455	20,870
Parex Resources, Inc.	616	8,995
Pembina Pipeline Corp.	1,790	54,373
Power Corp. of Canada	4,831	108,871
Restaurant Brands International, Inc.	225	11,969
Royal Bank of Canada	8,625	776,553
Shaw Communications, Inc. (Class B Stock)	3,017	73,364
Shopify, Inc. (Class A Stock)*	6,717	180,841
Stantec, Inc.	280	12,280
Suncor Energy, Inc.	18,316	515,794
TC Energy Corp.	15,586	627,795
Teck Resources Ltd. (Class B Stock)	9,025	274,471
TFI International, Inc.	1,406	127,241
Thomson Reuters Corp.	1,148	117,846
TMX Group Ltd.	1,252	115,162
Toronto-Dominion Bank (The)	5,076	311,318
Tourmaline Oil Corp.	1,805	93,807
TransAlta Corp.	1,687	14,912
West Fraser Timber Co. Ltd.	952	68,870
WSP Global, Inc.	58	6,387
		14,465,364
China — 2.4%
360 DigiTech, Inc., ADR	375	4,808
3SBio, Inc., 144A	210,500	149,132
AAC Technologies Holdings, Inc.*	4,000	6,217
Agricultural Bank of China Ltd. (Class H Stock)	245,000	73,327
Airtac International Group	1,046	23,932
Akeso, Inc., 144A*	4,000	10,950
Alibaba Group Holding Ltd.*	314,076	3,134,271
Alphamab Oncology, 144A*	5,000	3,854
Aluminum Corp. of China Ltd. (Class H Stock)	306,000	98,957
Angang Steel Co. Ltd. (Class H Stock)	604,000	148,993
Angelalign Technology, Inc., 144A	600	5,725
Anhui Conch Cement Co. Ltd. (Class H Stock)	6,000	18,965
Anhui Gujing Distillery Co. Ltd. (Class A Stock)	2,500	95,087
ANTA Sports Products Ltd.	34,800	365,288
Autohome, Inc., ADR	2,542	73,108
Avary Holding Shenzhen Co. Ltd. (Class A Stock)	31,677	114,402
BAIC Motor Corp. Ltd. (Class H Stock), 144A	345,000	75,028
Baidu, Inc. (Class A Stock)*	48,830	718,836
Bank of Chengdu Co. Ltd. (Class A Stock)	25,500	58,285
Bank of China Ltd. (Class H Stock)	1,368,000	446,782

A1

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Bank of Communications Co. Ltd. (Class H Stock)	164,000	$86,457
Bank of Hangzhou Co. Ltd. (Class A Stock)	11,284	22,457
BeiGene Ltd.*	1,400	14,436
BeiGene Ltd., ADR*(a)	1,153	155,447
Beijing Easpring Material Technology Co. Ltd. (Class A Stock)	10,507	96,527
Beijing Enterprises Holdings Ltd.	33,000	92,485
Beijing Enterprises Water Group Ltd.	112,000	25,685
Bilibili, Inc. (Class Z Stock)*	2,740	42,082
BOC Hong Kong Holdings Ltd.	141,000	468,926
BOE Varitronix Ltd.	5,000	8,989
Bosideng International Holdings Ltd.	74,000	36,492
Brii Biosciences Ltd.*	2,000	1,342
Budweiser Brewing Co. APAC Ltd., 144A	12,300	32,030
BYD Co. Ltd. (Class A Stock)	6,505	229,168
BYD Co. Ltd. (Class H Stock)	33,500	825,291
BYD Electronic International Co. Ltd.	12,000	28,676
CanSino Biologics, Inc. (Class H Stock), 144A	800	4,502
China Aoyuan Group Ltd.*^	95,000	9,832
China Cinda Asset Management Co. Ltd. (Class H Stock)	113,000	12,476
China Construction Bank Corp. (Class H Stock)	1,921,000	1,108,805
China Everbright Bank Co. Ltd. (Class H Stock)	43,000	11,807
China Galaxy Securities Co. Ltd. (Class H Stock)	80,000	36,857
China Gas Holdings Ltd.	58,800	70,328
China Hongqiao Group Ltd.	146,500	119,927
China International Capital Corp. Ltd. (Class A Stock)	11,093	53,143
China Life Insurance Co. Ltd. (Class H Stock)	200,000	255,886
China Literature Ltd., 144A*	3,400	9,562
China Longyuan Power Group Corp. Ltd. (Class H Stock)	60,000	74,976
China Medical System Holdings Ltd.	23,000	27,398
China Meidong Auto Holdings Ltd.	12,000	18,989
China Mengniu Dairy Co. Ltd.*	33,000	130,452
China Merchants Bank Co. Ltd. (Class H Stock)	157,000	726,574
China Minsheng Banking Corp. Ltd. (Class H Stock)	67,500	19,302
China National Chemical Engineering Co. Ltd. (Class A Stock)	4,200	4,682
China Overseas Land & Investment Ltd.	54,500	141,783
China Pacific Insurance Group Co. Ltd. (Class H Stock)	68,800	126,342
China Petroleum & Chemical Corp., ADR	669	28,098
China Petroleum & Chemical Corp. (Class H Stock)	580,000	247,676
	Shares	Value
Common Stocks (continued)
China (cont’d.)
China Railway Group Ltd. (Class H Stock)	77,000	$37,815
China Resources Beer Holdings Co. Ltd.	30,000	208,102
China Resources Cement Holdings Ltd.	36,000	16,628
China Resources Gas Group Ltd.	19,500	61,827
China Resources Land Ltd.	30,000	117,507
China Resources Pharmaceutical Group Ltd., 144A	144,500	98,812
China Resources Power Holdings Co. Ltd.	8,000	12,354
China State Construction Engineering Corp. Ltd. (Class A Stock)	29,000	20,843
China Suntien Green Energy Corp. Ltd. (Class H Stock)	35,000	12,767
China Vanke Co. Ltd. (Class H Stock)	101,100	182,967
China Yangtze Power Co. Ltd. (Class A Stock)	4,700	14,942
China Yongda Automobiles Services Holdings Ltd.	255,000	136,636
China Yuhua Education Corp. Ltd., 144A*	14,000	1,434
CITIC Ltd.	120,000	113,059
CMOC Group Ltd. (Class H Stock)	168,000	65,227
COFCO Joycome Foods Ltd.*	23,000	6,153
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	7,028	393,033
COSCO SHIPPING Energy Transportation Co. Ltd. (Class H Stock)*	20,000	16,578
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)	95,500	111,083
Country Garden Holdings Co. Ltd.	230,000	53,130
Country Garden Services Holdings Co. Ltd.	48,000	70,081
CSC Financial Co. Ltd. (Class H Stock), 144A	16,500	12,575
CSPC Pharmaceutical Group Ltd.	435,120	431,280
Dali Foods Group Co. Ltd., 144A	81,500	35,097
Daqo New Energy Corp., ADR*	432	22,931
Datang International Power Generation Co. Ltd. (Class H Stock)*	152,000	28,944
Dongfeng Motor Group Co. Ltd. (Class H Stock)	98,000	52,387
Dongyue Group Ltd.	6,000	5,946
ENN Energy Holdings Ltd.	20,900	278,664
Eve Energy Co. Ltd. (Class A Stock)	16,200	190,886
Fosun International Ltd.	128,000	79,104
Founder Securities Co. Ltd. (Class A Stock)	29,600	27,091
Fuyao Glass Industry Group Co. Ltd. (Class H Stock), 144A	16,800	67,364
Ganfeng Lithium Co. Ltd. (Class A Stock)	3,700	38,618
Ganfeng Lithium Co. Ltd. (Class H Stock), 144A	17,800	117,587
GDS Holdings Ltd. (Class A Stock)*	4,700	10,341

A2

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Geely Automobile Holdings Ltd.	186,000	$254,539
GF Securities Co. Ltd. (Class H Stock)	10,600	11,503
Gotion High-tech Co. Ltd.	7,100	30,239
Great Wall Motor Co. Ltd. (Class H Stock)	217,000	247,389
Gree Electric Appliances, Inc. of Zhuhai (Class A Stock)	47,236	214,139
Greentown Service Group Co. Ltd.	8,000	5,288
Guangdong Investment Ltd.	30,000	23,965
Guangzhou Automobile Group Co. Ltd. (Class A Stock)	16,000	27,015
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	90,000	63,949
H World Group Ltd., ADR	1,778	59,634
Haichang Ocean Park Holdings Ltd., 144A*	17,000	16,606
Haier Smart Home Co. Ltd. (Class H Stock)	10,200	31,038
Haitong Securities Co. Ltd. (Class H Stock)	22,400	11,845
Hangzhou Tigermed Consulting Co. Ltd. (Class H Stock), 144A	1,900	15,275
Hithink RoyalFlush Information Network Co. Ltd. (Class A Stock)	11,100	119,908
Hua Hong Semiconductor Ltd., 144A*	2,000	4,530
Huadian Power International Corp. Ltd. (Class H Stock)	36,000	13,127
Huatai Securities Co. Ltd. (Class H Stock), 144A	25,400	27,856
Huizhou Desay Sv Automotive Co. Ltd. (Class A Stock)	800	15,393
Hygeia Healthcare Holdings Co. Ltd., 144A*	1,800	10,069
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,221,000	572,779
Innovent Biologics, Inc., 144A*	15,000	46,100
iQIYI, Inc., ADR*	1,507	4,084
JD Health International, Inc., 144A*	3,350	19,083
JD Logistics, Inc., 144A*	23,700	41,482
JD.com, Inc. (Class A Stock)	43,669	1,101,690
Jinke Smart Services Group Co. Ltd. (Class H Stock)	2,000	3,009
Joincare Pharmaceutical Group Industry Co. Ltd. (Class A Stock)	113,000	165,951
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (Class A Stock)	12,100	53,712
JOYY, Inc., ADR	438	11,388
Kanzhun Ltd., ADR*	1,500	25,320
KE Holdings, Inc., ADR*	13,566	237,676
Kingboard Holdings Ltd.	13,000	36,596
Kingdee International Software Group Co. Ltd.*	24,000	31,281
Kuaishou Technology, 144A*	36,900	236,682
Kunlun Energy Co. Ltd.	116,000	83,488
Kweichow Moutai Co. Ltd. (Class A Stock)	800	209,121
KWG Group Holdings Ltd.*	10,500	1,286
Lenovo Group Ltd.	500,000	345,848
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Li Auto, Inc., ADR*(a)	8,757	$201,499
Li Auto, Inc. (Class A Stock)*	700	8,063
Li Ning Co. Ltd.	45,000	341,455
Longfor Group Holdings Ltd., 144A	37,500	107,496
LONGi Green Energy Technology Co. Ltd. (Class A Stock)	26,513	176,672
Lufax Holding Ltd., ADR	8,481	21,542
Luxshare Precision Industry Co. Ltd. (Class A Stock)	38,082	156,019
Maanshan Iron & Steel Co. Ltd. (Class H Stock)	176,000	36,390
Meituan (Class B Stock), 144A*	84,900	1,784,297
NetEase, Inc.	50,110	756,132
New China Life Insurance Co. Ltd. (Class H Stock)	12,800	24,377
New Oriental Education & Technology Group, Inc.*	17,630	43,072
NIO, Inc., ADR*(a)	25,520	402,450
Nongfu Spring Co. Ltd. (Class H Stock), 144A	10,200	58,989
NXP Semiconductors NV	2,241	330,570
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	258,000	74,748
PetroChina Co. Ltd., ADR	1,482	60,555
PetroChina Co. Ltd. (Class A Stock)	275,345	198,287
PetroChina Co. Ltd. (Class H Stock)	1,136,000	464,386
Pharmaron Beijing Co. Ltd. (Class H Stock), 144A	8,500	41,120
PICC Property & Casualty Co. Ltd. (Class H Stock)	74,000	76,522
Pinduoduo, Inc., ADR*	6,989	437,372
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	251,500	1,254,682
Pop Mart International Group Ltd., 144A	2,400	4,389
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	328,000	192,787
Prosus NV*	4,412	229,541
Qinghai Salt Lake Industry Co. Ltd. (Class A Stock)*	40,400	134,663
Remegen Co. Ltd. (Class H Stock), 144A*	1,000	4,774
SF Holding Co. Ltd. (Class A Stock)	29,986	197,821
Shandong Sun Paper Industry JSC Ltd. (Class A Stock)	29,900	47,881
Shanghai Fosun Pharmaceutical Group Co. Ltd. (Class H Stock)	15,500	37,418
Shanghai Junshi Biosciences Co. Ltd. (Class H Stock), 144A*	1,200	3,794
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	57,600	79,435
Shanghai Putailai New Energy Technology Co. Ltd. (Class A Stock)	13,188	102,070
Shenzhen Inovance Technology Co. Ltd. (Class A Stock)	17,886	143,691
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Class A Stock)	1,725	72,069

A3

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Shenzhou International Group Holdings Ltd.	14,500	$111,963
Shimao Group Holdings Ltd.^	31,000	11,903
Shougang Fushan Resources Group Ltd.	118,000	34,198
Sihuan Pharmaceutical Holdings Group Ltd.	143,000	13,733
Sinopharm Group Co. Ltd. (Class H Stock)	26,400	52,689
Sinotruk Hong Kong Ltd.	17,500	14,541
SITC International Holdings Co. Ltd.	3,000	5,502
Sun Art Retail Group Ltd.	127,000	27,077
Sunac China Holdings Ltd.*^	272,000	107,474
Sunny Optical Technology Group Co. Ltd.	16,100	153,008
Sunwoda Electronic Co. Ltd. (Class A Stock)	22,389	72,625
Suzhou Dongshan Precision Manufacturing Co. Ltd. (Class A Stock)	10,600	34,177
Suzhou Maxwell Technologies Co. Ltd. (Class A Stock)	200	13,540
TAL Education Group, ADR*	4,882	24,117
TBEA Co. Ltd. (Class A Stock)	40,302	121,532
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (Class A Stock)	5,300	33,101
Tencent Holdings Ltd.	133,800	4,519,271
Tencent Music Entertainment Group, ADR*	10,058	40,835
Tingyi Cayman Islands Holding Corp.	12,000	20,665
Tongwei Co. Ltd. (Class A Stock)	3,700	24,198
Topsports International Holdings Ltd., 144A	12,000	8,388
Towngas Smart Energy Co. Ltd.*	62,000	23,709
Trip.com Group Ltd.*	600	16,212
Trip.com Group Ltd., ADR*	8,527	232,872
Uni-President China Holdings Ltd.	43,000	36,030
Vipshop Holdings Ltd., ADR*	14,566	122,500
Want Want China Holdings Ltd.	85,000	55,511
Weibo Corp., ADR*	1,169	19,990
Wens Foodstuffs Group Co. Ltd. (Class A Stock)*	23,700	67,980
WuXi AppTec Co. Ltd. (Class H Stock), 144A	33,000	263,560
Wuxi Biologics Cayman, Inc., 144A*	87,000	517,898
XPeng, Inc., ADR*	6,237	74,532
XPeng, Inc. (Class A Stock)*	1,600	9,496
Xtep International Holdings Ltd.	7,500	7,894
Yadea Group Holdings Ltd., 144A	24,000	38,359
YTO Express Group Co. Ltd. (Class A Stock)	47,006	136,193
Yuexiu Property Co. Ltd.	15,600	18,797
Yum China Holdings, Inc.	4,534	214,594
Yuzhou Group Holdings Co. Ltd.*	881	28
Zai Lab Ltd., ADR*	836	28,591
Zhongsheng Group Holdings Ltd.	15,000	59,480
Zijin Mining Group Co. Ltd. (Class H Stock)	272,000	263,274
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Zoomlion Heavy Industry Science & Technology Co. Ltd. (Class H Stock)	269,200	$93,137
ZTE Corp. (Class A Stock)	55,592	166,329
ZTE Corp. (Class H Stock)	32,200	57,504
ZTO Express Cayman, Inc., ADR(a)	4,714	113,277
		35,000,822
Czech Republic — 0.0%
CEZ A/S	6,616	226,793
Denmark — 0.2%
AP Moller - Maersk A/S (Class A Stock)	15	26,502
AP Moller - Maersk A/S (Class B Stock)	140	254,412
Carlsberg A/S (Class B Stock)	834	97,525
Coloplast A/S (Class B Stock)	623	63,312
DSV A/S	1,771	207,468
Genmab A/S*	807	259,615
H. Lundbeck A/S	2,036	6,508
Novo Nordisk A/S (Class B Stock)	17,874	1,780,569
Novozymes A/S (Class B Stock)	3,071	154,324
Tryg A/S	8,090	167,009
Vestas Wind Systems A/S	5,477	100,847
		3,118,091
Finland — 0.1%
Kesko OYJ (Class B Stock)	4,370	81,531
Kone OYJ (Class B Stock)	7,770	299,367
Nokia OYJ	99,216	425,940
Nordea Bank Abp	62,725	536,815
		1,343,653
France — 0.7%
Accor SA*	4,176	87,427
Air Liquide SA	5,991	684,766
Airbus SE	215	18,533
Amundi SA, 144A	4,772	198,663
Arkema SA	315	22,957
AXA SA	2,853	62,289
BioMerieux	532	42,081
BNP Paribas SA	4,164	175,884
Capgemini SE	3,430	549,145
Carrefour SA	6,899	95,683
Cie Generale des Etablissements Michelin SCA	1,618	36,252
Danone SA	724	34,235
Dassault Systemes SE	7,093	244,886
Engie SA	64,445	741,755
Eurazeo SE	617	32,196
Hermes International	759	892,676
Ipsen SA	157	14,530
JCDecaux SE*	963	11,299
Kering SA	549	243,508
Klepierre SA, REIT*	7,823	136,005
Legrand SA	1,581	102,226
L’Oreal SA	3,222	1,030,209
LVMH Moet Hennessy Louis Vuitton SE	1,702	1,003,456

A4

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
France (cont’d.)
Pernod Ricard SA	3,514	$644,658
Publicis Groupe SA	2,394	113,434
Renault SA*	4,995	135,145
Rexel SA*	5,987	89,726
Rubis SCA	3,898	81,118
Safran SA	4,428	402,903
Sanofi	14,621	1,113,338
Sartorius Stedim Biotech	317	97,236
Societe Generale SA	16,879	333,801
Teleperformance	1,296	328,774
Television Francaise 1	9	51
Thales SA	2,947	324,742
TotalEnergies SE	13,561	636,209
Vinci SA	3,180	257,137
Wendel SE	80	5,726
		11,024,659
Germany — 0.5%
Allianz SE	2,067	325,624
Bayer AG	11,074	510,230
Bayerische Motoren Werke AG	8,816	597,527
Beiersdorf AG	121	11,890
Brenntag SE	208	12,574
Carl Zeiss Meditec AG	101	10,491
Commerzbank AG*	3,702	26,355
CTS Eventim AG & Co. KGaA*	245	10,080
Daimler Truck Holding AG*	3,019	68,252
Deutsche Bank AG	34,055	252,143
Deutsche Boerse AG	1,608	263,594
Deutsche Lufthansa AG*	6,166	35,443
Deutsche Post AG	5,974	180,054
Deutsche Telekom AG	7,080	120,514
DWS Group GmbH & Co. KGaA, 144A	241	5,737
E.ON SE	24,087	185,055
Evonik Industries AG	22,708	380,305
Fielmann AG	670	21,502
Fraport AG Frankfurt Airport Services Worldwide*	234	8,414
Freenet AG	5,259	99,666
Fresenius Medical Care AG & Co. KGaA	2,763	77,842
Hannover Rueck SE	434	65,059
HelloFresh SE*	848	17,750
Henkel AG & Co. KGaA	525	29,753
HOCHTIEF AG	1,728	81,796
Infineon Technologies AG	12,312	269,436
Jenoptik AG	2	39
Knorr-Bremse AG	497	21,343
LANXESS AG	422	12,281
LEG Immobilien SE	612	36,530
Mercedes-Benz Group AG	14,728	744,751
MTU Aero Engines AG	245	36,616
Nemetschek SE	1,569	74,475
Rheinmetall AG	262	40,340
RWE AG	5,894	216,640
SAP SE	11,498	937,031
Scout24 SE, 144A	6,634	332,433
Siemens AG	10,317	1,008,413
	Shares	Value
Common Stocks (continued)
Germany (cont’d.)
Volkswagen AG	130	$21,186
Wacker Chemie AG	713	73,301
		7,222,465
Greece — 0.0%
Eurobank Ergasias Services and Holdings SA*	6,511	5,435
Hellenic Telecommunications Organization SA	8,104	117,675
OPAP SA	9,413	112,885
		235,995
Hong Kong — 0.2%
AIA Group Ltd.	159,200	1,325,484
ASMPT Ltd.	1,500	9,093
Cathay Pacific Airways Ltd.*	27,000	28,387
CK Asset Holdings Ltd.	61,500	369,208
CK Infrastructure Holdings Ltd.	2,000	10,201
CLP Holdings Ltd.	13,500	102,030
Hong Kong Exchanges & Clearing Ltd.	3,200	109,384
Hysan Development Co. Ltd.	5,000	12,582
Jardine Matheson Holdings Ltd.	7,400	374,129
Kerry Properties Ltd.	44,000	83,405
Link REIT, REIT	21,300	148,685
New World Development Co. Ltd.	22,000	62,482
Nine Dragons Paper Holdings Ltd.*	94,000	58,323
NWS Holdings Ltd.	21,000	18,946
Orient Overseas International Ltd.	2,000	34,806
Pacific Basin Shipping Ltd.	19,000	5,867
PCCW Ltd.	42,000	18,949
Sino Biopharmaceutical Ltd.	52,000	24,369
Sun Hung Kai Properties Ltd.	16,000	176,580
Swire Pacific Ltd. (Class A Stock)	16,500	123,330
Swire Properties Ltd.	52,800	113,587
Techtronic Industries Co. Ltd.	27,500	262,408
WH Group Ltd., 144A	189,500	119,184
		3,591,419
Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	2,759	15,323
OTP Bank Nyrt	8,196	149,520
		164,843
India — 1.1%
ABB India Ltd.	1,856	70,068
Adani Enterprises Ltd.	4,541	191,651
Adani Green Energy Ltd.*	3,951	108,742
Adani Power Ltd.*	10,829	49,228
Adani Total Gas Ltd.	983	40,085
Adani Transmission Ltd.*	5,086	203,814
Adani Wilmar Ltd.*	1,416	13,017
Aditya Birla Fashion & Retail Ltd.*	17,795	75,749
Affle India Ltd.*	500	7,651
Ashok Leyland Ltd.	5,565	10,361
Asian Paints Ltd.	14,938	610,690
AU Small Finance Bank Ltd., 144A	2,988	22,576
Avenue Supermarts Ltd., 144A*	2,390	127,862

A5

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
India (cont’d.)
Axis Bank Ltd.	50,896	$455,084
Bajaj Finance Ltd.	6,114	546,274
Bajaj Finserv Ltd.	6,008	122,843
Bharat Forge Ltd.	1,500	12,727
Bharti Airtel Ltd.	21,832	213,669
Birlasoft Ltd.	19,625	67,272
BSE Ltd.	1,133	8,378
Central Depository Services India Ltd.	550	8,339
Coforge Ltd.	135	5,521
Coromandel International Ltd.	15,479	188,359
Cummins India Ltd.	3,631	53,064
Dalmia Bharat Ltd.	3,788	74,079
Devyani International Ltd.*	9,090	21,576
Dr. Reddy’s Laboratories Ltd.	1,284	67,966
Exide Industries Ltd.	5,535	10,601
Gland Pharma Ltd., 144A*	224	5,737
Glenmark Pharmaceuticals Ltd.	7,321	34,844
Gujarat Gas Ltd.	1,476	9,099
Havells India Ltd.	5,149	84,954
HCL Technologies Ltd.	13,233	150,288
HDFC Asset Management Co. Ltd., 144A	1,298	29,987
HDFC Bank Ltd.	66,301	1,148,698
HDFC Bank Ltd., ADR	759	44,341
HDFC Life Insurance Co. Ltd., 144A	23,166	150,255
Hindalco Industries Ltd.	57,254	271,393
Hindustan Aeronautics Ltd.	409	11,688
Hindustan Unilever Ltd.	7,476	246,553
Hindustan Zinc Ltd.	2,283	7,450
Housing Development Finance Corp. Ltd.	47,156	1,315,630
ICICI Bank Ltd.	110,955	1,164,945
ICICI Bank Ltd., ADR(a)	7,385	154,863
ICICI Prudential Life Insurance Co. Ltd., 144A	7,457	47,873
IDFC First Bank Ltd.*	18,118	11,001
Indian Energy Exchange Ltd., 144A	3,398	5,878
Indian Hotels Co. Ltd. (The)	10,077	40,748
IndusInd Bank Ltd.	6,023	87,042
Infosys Ltd.	70,206	1,203,492
Infosys Ltd., ADR(a)	17,625	299,096
InterGlobe Aviation Ltd., 144A*	1,859	42,172
ITC Ltd.	63,948	259,900
Kotak Mahindra Bank Ltd.	36,041	799,912
KPIT Technologies Ltd.	1,399	11,219
L&T Finance Holdings Ltd.	17,548	15,970
L&T Technology Services Ltd., 144A	1,434	62,488
Larsen & Toubro Infotech Ltd., 144A	806	43,663
Larsen & Toubro Ltd.	7,864	177,532
Lemon Tree Hotels Ltd., 144A*	37,315	39,508
Life Insurance Corp. of India	1,445	10,982
Mahanagar Gas Ltd.	1,979	20,180
Mahindra & Mahindra Ltd.	6,043	93,496
Maruti Suzuki India Ltd.	2,378	256,697
Mphasis Ltd.	2,825	71,638
National Aluminium Co. Ltd.	11,796	10,221
Nestle India Ltd.	988	231,732
Oil & Natural Gas Corp. Ltd.	51,206	79,321
	Shares	Value
Common Stocks (continued)
India (cont’d.)
Oracle Financial Services Software Ltd.	1,597	$58,216
Persistent Systems Ltd.	163	6,422
Polycab India Ltd.	304	9,505
Poonawalla Fincorp Ltd.	3,667	13,645
Praj Industries Ltd.	5,088	25,813
PVR Ltd.*	2,432	53,083
Reliance Industries Ltd.	56,578	1,642,011
SBI Life Insurance Co. Ltd., 144A	17,330	264,850
Schaeffler India Ltd.	240	9,391
SRF Ltd.	3,139	95,835
State Bank of India	29,188	189,023
Steel Authority of India Ltd.	43,486	40,611
Strides Pharma Science Ltd.*	23,049	93,683
Sun Pharmaceutical Industries Ltd.	14,408	167,332
Tata Consultancy Services Ltd.	34,005	1,246,246
Tata Elxsi Ltd.	89	9,264
Tata Motors Ltd.*	3,846	18,923
Tata Steel Ltd.	26,417	31,893
Tech Mahindra Ltd.	2,064	25,335
Torrent Pharmaceuticals Ltd.	537	10,238
TVS Motor Co. Ltd.	2,772	34,939
UltraTech Cement Ltd.	2,610	199,647
UPL Ltd.	6,690	54,878
Varun Beverages Ltd.	13,762	175,902
Vedanta Ltd.	6,077	19,942
Voltas Ltd.	6,034	66,880
Zydus Lifesciences Ltd.	9,374	44,415
		16,747,654
Indonesia — 0.2%
AKR Corporindo Tbk PT	696,900	61,688
Astra International Tbk PT	261,400	113,121
Bank Central Asia Tbk PT	2,365,900	1,320,738
Bank Mandiri Persero Tbk PT	294,300	180,712
Bank Rakyat Indonesia Persero Tbk PT	2,477,600	725,126
Perusahaan Gas Negara Tbk PT	1,771,700	202,915
Telkom Indonesia Persero Tbk PT	921,600	268,597
Timah Tbk PT	131,700	11,511
Vale Indonesia Tbk PT*	38,800	16,174
XL Axiata Tbk PT	196,300	31,575
		2,932,157
Ireland — 0.0%
CRH PLC	2,799	89,783
Kerry Group PLC (Class A Stock)	2,130	189,852
Kingspan Group PLC	2,643	119,079
		398,714
Israel — 0.1%
Bank Hapoalim BM	35,562	300,195
Bezeq The Israeli Telecommunication Corp. Ltd.	13,647	22,309
First International Bank of Israel Ltd. (The)	1,127	45,570
Israel Discount Bank Ltd. (Class A Stock)	29,862	150,365

A6

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Israel (cont’d.)
Mizrahi Tefahot Bank Ltd.	2,217	$77,615
Nice Ltd.*	991	186,480
Strauss Group Ltd.	409	9,690
Teva Pharmaceutical Industries Ltd.*	10,381	82,835
Teva Pharmaceutical Industries Ltd., ADR*	5,696	45,967
		921,026
Italy — 0.2%
Azimut Holding SpA	555	7,916
Banca Mediolanum SpA	29,974	187,701
BPER Banca	75,619	115,894
Coca-Cola HBC AG*	3	63
Davide Campari-Milano NV	868	7,680
De’ Longhi SpA	261	3,815
Enel SpA	120,590	494,567
Eni SpA	15,555	165,329
Ferrari NV	1,752	324,446
Hera SpA	15,409	32,742
Interpump Group SpA	219	7,083
Intesa Sanpaolo SpA	71,148	117,609
Italgas SpA	23,579	109,495
Leonardo SpA	6,603	46,752
Mediobanca Banca di Credito Finanziario SpA	37,736	295,274
Moncler SpA	2,558	104,429
Pirelli & C SpA, 144A	26,521	86,383
Poste Italiane SpA, 144A	5,052	38,168
PRADA SpA	1,800	8,347
Reply SpA	53	5,520
Snam SpA	44,897	181,471
UniCredit SpA	19,940	201,874
Unipol Gruppo SpA	17,973	69,806
		2,612,364
Japan — 1.6%
Advantest Corp.	1,300	60,035
Air Water, Inc.	700	8,268
Alfresa Holdings Corp.	800	9,324
Alps Alpine Co. Ltd.	8,500	61,445
Amada Co. Ltd.	44,000	298,976
Anritsu Corp.	900	9,784
Asahi Kasei Corp.	17,000	112,664
Astellas Pharma, Inc.	26,100	345,755
Benesse Holdings, Inc.	13,100	195,048
Canon, Inc.	6,100	133,240
Casio Computer Co. Ltd.	14,900	130,777
Central Japan Railway Co.	4,100	481,303
Chubu Electric Power Co., Inc.	2,200	19,786
Chugai Pharmaceutical Co. Ltd.	3,000	74,949
COMSYS Holdings Corp.	600	10,181
Cosmos Pharmaceutical Corp.	200	19,776
Daifuku Co. Ltd.	2,700	127,000
Dai-ichi Life Holdings, Inc.	3,600	57,241
Daiichi Sankyo Co. Ltd.	13,000	363,361
Daiichikosho Co. Ltd.	400	11,274
Daikin Industries Ltd.	900	138,482
Daito Trust Construction Co. Ltd.	700	65,480
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Daiwa House Industry Co. Ltd.	900	$18,299
Denso Corp.	1,600	73,157
DIC Corp.	3,600	60,116
DMG Mori Co. Ltd.	3,400	38,832
East Japan Railway Co.	6,200	317,964
Ebara Corp.	300	9,776
Eisai Co. Ltd.	5,400	289,759
EXEO Group, Inc.	2,900	41,927
Fancl Corp.	700	13,931
FANUC Corp.	500	70,207
Fast Retailing Co. Ltd.	300	158,983
Fuji Media Holdings, Inc.	3,400	24,971
FUJIFILM Holdings Corp.	6,300	287,751
Fujitsu Ltd.	2,100	230,269
Hikari Tsushin, Inc.	700	82,229
Hino Motors Ltd.	2,700	11,163
Hisamitsu Pharmaceutical Co., Inc.	300	7,042
Hitachi Ltd.	6,600	280,870
Hitachi Transport System Ltd.	1,300	77,713
Honda Motor Co. Ltd.	27,100	588,227
Hoya Corp.	4,300	414,342
Inpex Corp.	12,600	117,521
ITOCHU Corp.	28,700	692,759
Itochu Techno-Solutions Corp.	500	11,721
Izumi Co. Ltd.	900	19,400
Japan Post Bank Co. Ltd.	22,600	157,979
Japan Post Holdings Co. Ltd.	9,600	63,602
Japan Tobacco, Inc.	19,000	312,222
JTEKT Corp.	1,200	7,635
Kajima Corp.	9,400	89,098
Kakaku.com, Inc.	800	13,557
Kamigumi Co. Ltd.	2,000	36,926
Kaneka Corp.	4,300	107,390
Kao Corp.	3,400	138,347
KDDI Corp.	25,800	754,296
Keisei Electric Railway Co. Ltd.	500	13,621
Keyence Corp.	700	231,392
Kinden Corp.	900	9,495
Koito Manufacturing Co. Ltd.	3,000	41,016
Kuraray Co. Ltd.	2,900	20,275
Kyocera Corp.	400	20,152
Kyushu Electric Power Co., Inc.	4,800	25,590
Lawson, Inc.	4,400	143,949
Lintec Corp.	500	7,685
Lion Corp.	7,500	84,753
M3, Inc.	1,600	44,675
Marubeni Corp.	12,800	111,686
Medipal Holdings Corp.	1,400	17,804
Mitsubishi Corp.	25,600	700,166
Mitsubishi Electric Corp.	10,000	90,481
Mitsubishi Estate Co. Ltd.	1,100	14,494
Mitsubishi Gas Chemical Co., Inc.	2,200	28,927
Mitsubishi HC Capital, Inc.	8,000	34,386
Mitsubishi Heavy Industries Ltd.	4,300	143,015
Mitsui & Co. Ltd.	34,300	729,896
Mitsui Fudosan Co. Ltd.	10,000	190,500
Mitsui Mining & Smelting Co. Ltd.	1,100	23,079

A7

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
MS&AD Insurance Group Holdings, Inc.	6,400	$169,489
Murata Manufacturing Co. Ltd.	8,400	386,628
NEC Corp.	9,300	297,788
NET One Systems Co. Ltd.	2,800	54,354
Nexon Co. Ltd.	3,500	61,837
Nidec Corp.	2,500	139,940
Nihon M&A Center Holdings, Inc.	1,100	12,581
Nikon Corp.	8,600	81,502
Nintendo Co. Ltd.	7,000	282,340
Nippon Shokubai Co. Ltd.	2,400	89,654
Nippon Telegraph & Telephone Corp.	32,700	881,995
Nippon Television Holdings, Inc.	2,700	21,635
Nissin Foods Holdings Co. Ltd.	400	27,804
Nitto Denko Corp.	1,200	64,975
NOF Corp.	200	7,224
Nomura Research Institute Ltd.	4,300	105,020
NSK Ltd.	2,500	12,261
Obayashi Corp.	14,100	90,493
Obic Co. Ltd.	400	53,638
Olympus Corp.	10,800	207,768
Omron Corp.	9,100	416,937
Oriental Land Co. Ltd.	1,000	135,629
Otsuka Holdings Co. Ltd.	2,700	85,495
Pigeon Corp.	800	11,695
Pola Orbis Holdings, Inc.	3,400	38,402
Recruit Holdings Co. Ltd.	13,500	388,876
Relo Group, Inc.	1,800	27,277
Resorttrust, Inc.	800	12,814
Ricoh Co. Ltd.	11,900	87,134
Sankyu, Inc.	400	11,616
Santen Pharmaceutical Co. Ltd.	8,400	56,460
Sega Sammy Holdings, Inc.	7,700	104,871
Seiko Epson Corp.	2,400	32,771
Sekisui House Ltd.	14,000	231,872
Seven & i Holdings Co. Ltd.	1,300	52,221
SG Holdings Co. Ltd.	2,600	35,611
Shimadzu Corp.	3,100	81,332
Shimamura Co. Ltd.	200	16,926
Shimizu Corp.	6,100	29,823
Shin-Etsu Chemical Co. Ltd.	2,700	267,183
SMC Corp.	200	81,394
SoftBank Corp.	23,900	238,664
SoftBank Group Corp.	10,000	338,911
Sohgo Security Services Co. Ltd.	400	10,065
Sony Group Corp.	1,900	122,388
Subaru Corp.	600	9,067
Sumitomo Chemical Co. Ltd.	185,400	637,701
Sumitomo Corp.	18,200	224,850
Sumitomo Heavy Industries Ltd.	700	12,965
Sumitomo Mitsui Financial Group, Inc.	26,200	726,303
Sumitomo Mitsui Trust Holdings, Inc.	400	11,376
Sundrug Co. Ltd.	1,300	31,633
Suntory Beverage & Food Ltd.	5,400	192,182
Suzuki Motor Corp.	3,500	108,956
Sysmex Corp.	1,000	53,436
Taiheiyo Cement Corp.	800	11,297
Takeda Pharmaceutical Co. Ltd.	32,200	836,163
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
TBS Holdings, Inc.	900	$9,862
TDK Corp.	1,700	52,480
Teijin Ltd.	2,100	20,364
Terumo Corp.	12,400	348,567
Tohoku Electric Power Co., Inc.	8,100	38,077
Tokio Marine Holdings, Inc.	19,500	346,576
Tokyo Electron Ltd.	1,200	295,674
Tokyo Gas Co. Ltd.	4,100	69,212
Tokyo Tatemono Co. Ltd.	900	12,806
Toshiba Corp.	3,200	114,001
Toyota Industries Corp.	4,700	224,522
Toyota Motor Corp.	69,300	905,782
Trend Micro, Inc.	1,300	70,022
Tsuruha Holdings, Inc.	4,900	286,894
Unicharm Corp.	8,000	262,439
Welcia Holdings Co. Ltd.	800	16,882
Yamada Holdings Co. Ltd.	114,000	375,129
Yamaguchi Financial Group, Inc.	7,600	40,463
Yamazaki Baking Co. Ltd.	1,500	17,260
Yaskawa Electric Corp.	800	23,023
Zenkoku Hosho Co. Ltd.	1,300	43,238
ZOZO, Inc.	600	12,011
		23,487,673
Kuwait — 0.0%
Boubyan Bank KSCP	10,117	24,960
Kuwait Finance House KSCP	93,163	252,681
National Bank of Kuwait SAKP	72,608	228,755
		506,396
Luxembourg — 0.0%
ArcelorMittal SA	12,377	246,281
Eurofins Scientific SE	126	7,480
RTL Group SA	1,149	36,356
SES SA	4	22
		290,139
Malaysia — 0.2%
Axiata Group Bhd	60,600	34,079
Capital A Bhd*	44,600	6,000
CIMB Group Holdings Bhd	286,600	316,005
D&O Green Technologies Bhd	15,600	13,317
DiGi.Com Bhd	62,800	45,635
Genting Malaysia Bhd	85,600	51,295
Hartalega Holdings Bhd	130,600	46,572
IHH Healthcare Bhd	6,100	7,733
Inari Amertron Bhd	103,900	55,722
IOI Corp. Bhd	95,400	77,313
Malayan Banking Bhd	186,700	344,812
Malaysia Airports Holdings Bhd*	36,900	44,416
Maxis Bhd	90,300	68,120
MISC Bhd	5,100	7,418
My EG Services Bhd	92,800	16,875
Petronas Chemicals Group Bhd	45,100	81,107
Petronas Dagangan Bhd	6,100	26,280
PPB Group Bhd	17,300	59,988
Press Metal Aluminium Holdings Bhd	62,700	54,299

A8

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Malaysia (cont’d.)
Public Bank Bhd	915,200	$832,938
QL Resources Bhd	14,850	15,946
Sime Darby Plantation Bhd	27,500	24,180
Telekom Malaysia Bhd	161,300	189,748
Tenaga Nasional Bhd	221,900	384,707
		2,804,505
Mexico — 0.3%
Alsea SAB de CV*	81,093	145,560
America Movil SAB de CV (Class L Stock)	335,435	276,316
Cemex SAB de CV, UTS*	123,003	42,509
Coca-Cola Femsa SAB de CV, ADR	3,307	193,096
Coca-Cola Femsa SAB de CV, UTS	10,680	62,236
Corp Inmobiliaria Vesta SAB de CV	628,773	1,173,281
Fomento Economico Mexicano SAB de CV, UTS	42,588	267,123
Grupo Aeroportuario del Pacifico SAB de CV, ADR	273	34,611
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	6,463	81,832
Grupo Bimbo SAB de CV (Class A Stock)	44,238	155,452
Grupo Financiero Banorte SAB de CV (Class O Stock)	75,834	485,779
Grupo Mexico SAB de CV (Class B Stock)	74,031	250,035
Grupo Televisa SAB, UTS	8,000	8,632
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	26,801	35,611
Orbia Advance Corp. SAB de CV	9,689	16,309
Sitios Latinoamerica SAB de CV*	17,100	7,786
Wal-Mart de Mexico SAB de CV	123,036	432,103
		3,668,271
Netherlands — 0.4%
Aalberts NV	235	7,664
Adyen NV, 144A*	6	7,483
Aegon NV	6,953	27,638
Argenx SE*	296	105,339
ASML Holding NV	3,414	1,414,349
ASR Nederland NV	10,598	407,418
EXOR NV*	389	24,964
Heineken NV	2,431	212,302
IMCD NV	1,372	162,666
ING Groep NV	13,000	111,390
Koninklijke Ahold Delhaize NV	17,393	443,025
Koninklijke DSM NV	221	25,148
Koninklijke Philips NV	12,329	189,823
Koninklijke Vopak NV	3,141	57,149
OCI NV	404	14,791
Randstad NV	793	34,227
Shell PLC	63,349	1,571,558
Wolters Kluwer NV	8,031	782,007
		5,598,941
	Shares	Value
Common Stocks (continued)
New Zealand — 0.0%
Fisher & Paykel Healthcare Corp. Ltd.	13,438	$139,283
Norway — 0.1%
Aker ASA (Class A Stock)	176	11,373
Aker BP ASA	3,824	109,766
DNB Bank ASA	24,064	381,849
Equinor ASA	7,081	233,522
Leroy Seafood Group ASA	5	20
Mowi ASA	2,642	33,605
Norsk Hydro ASA	8,112	43,528
Schibsted ASA (Class B Stock)	1,083	13,524
Telenor ASA	7,498	68,623
		895,810
Peru — 0.0%
Credicorp Ltd.	89	10,929
Southern Copper Corp.(a)	3,586	160,796
		171,725
Philippines — 0.0%
ACEN Corp.	9,030	860
Ayala Corp.	3,010	31,450
Ayala Land, Inc.	98,300	38,164
International Container Terminal Services, Inc.	27,160	72,432
JG Summit Holdings, Inc.	17,556	12,551
Manila Electric Co.	11,020	49,350
Metropolitan Bank & Trust Co.	13,079	10,787
SM Investments Corp.	11,980	147,550
SM Prime Holdings, Inc.	64,700	33,156
Universal Robina Corp.	20,360	39,514
		435,814
Poland — 0.0%
Bank Polska Kasa Opieki SA	693	8,416
KGHM Polska Miedz SA	614	10,723
Polskie Gornictwo Naftowe i Gazownictwo SA*	57,437	56,271
Santander Bank Polska SA	673	26,538
		101,948
Portugal — 0.0%
EDP - Energias de Portugal SA	61,640	267,518
Qatar — 0.1%
Barwa Real Estate Co.	22,012	20,673
Commercial Bank PSQC (The)	23,506	45,254
Industries Qatar QSC	17,710	81,754
Masraf Al Rayan QSC	43,560	48,988
Ooredoo QPSC	8,472	20,647
Qatar Electricity & Water Co. QSC	5,137	24,694
Qatar International Islamic Bank QSC	5,867	17,473
Qatar Islamic Bank SAQ	19,033	128,471
Qatar National Bank QPSC	53,645	291,970
		679,924
Romania — 0.0%
NEPI Rockcastle NV	1,584	7,054

A9

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Russia — 0.0%
Alrosa PJSC^	258,455	$1
Gazprom Neft PJSC^	1,050	—
Gazprom PJSC*^	234,039	—
Inter RAO UES PJSC^	2,090,349	4
LUKOIL PJSC^	14,992	—
Magnit PJSC^	399	—
MMC Norilsk Nickel PJSC^	1,248	—
Mobile TeleSystems PJSC^	3,382	—
Novolipetsk Steel PJSC^	2,772	—
PhosAgro PJSC (OOTC)^	1,326	—
PhosAgro PJSC, GDR (MOEX)^	25	—
PhosAgro PJSC, GDR (XLON)^	3	—
Sberbank of Russia PJSC*^	96,420	—
Severstal PAO^	2,445	—
Surgutneftegas PJSC^	177,716	—
Tatneft PJSC^	32,037	—
		5
Saudi Arabia — 0.2%
Abdullah Al Othaim Markets Co.	1,909	62,471
ACWA Power Co.	1,536	68,406
Al Hammadi Holding	6,628	78,620
Al Rajhi Bank*	30,015	642,567
Alinma Bank	21,969	210,148
Almarai Co. JSC	7,131	100,343
Bank AlBilad*	5,564	69,762
Banque Saudi Fransi	6,780	74,899
Dr. Sulaiman Al Habib Medical Services Group Co.	1,037	57,090
Etihad Etisalat Co.	4,179	39,383
Rabigh Refining & Petrochemical Co.*	12,470	45,523
Riyad Bank	9,686	81,310
Sahara International Petrochemical Co.	3,514	38,424
Saudi Arabian Mining Co.*	14,485	264,840
Saudi Arabian Oil Co., 144A	30,170	287,218
Saudi Basic Industries Corp.	19,556	457,647
Saudi British Bank (The)	2,896	29,946
Saudi Electricity Co.	4,313	27,922
Saudi Industrial Services Co.	9,517	53,654
Saudi National Bank (The)	28,685	478,623
		3,168,796
Singapore — 0.2%
CapitaLand Ascendas REIT, REIT	3,200	5,969
CapitaLand Ascott Trust, UTS	23,400	15,874
ComfortDelGro Corp. Ltd.	12,900	11,824
DBS Group Holdings Ltd.	4,200	97,160
Jardine Cycle & Carriage Ltd.	26,100	610,446
Mapletree Industrial Trust, REIT	12,800	21,181
Mapletree Logistics Trust, REIT	11,700	12,642
Mapletree Pan Asia Commercial Trust, REIT	55,900	66,552
NetLink NBN Trust, UTS	13,900	8,750
Oversea-Chinese Banking Corp. Ltd.	28,300	231,887
Sea Ltd., ADR*(a)	6,487	363,596
Singapore Airlines Ltd.*	12,900	45,593
Singapore Technologies Engineering Ltd.	3,600	8,944
	Shares	Value
Common Stocks (continued)
Singapore (cont’d.)
Singapore Telecommunications Ltd.	430,900	$795,114
STMicroelectronics NV	1,314	40,836
Suntec Real Estate Investment Trust, REIT	9,100	9,677
United Overseas Bank Ltd.	9,500	172,069
		2,518,114
South Africa — 0.3%
Absa Group Ltd.	14,143	137,385
Anglo American Platinum Ltd.	4,556	323,132
Anglo American PLC (BATE)	6,525	195,918
Anglo American PLC (XJSE)	5,895	176,755
Aspen Pharmacare Holdings Ltd.	8,630	63,781
AVI Ltd.	47,236	189,790
Bidvest Group Ltd. (The)	1,227	13,291
Capitec Bank Holdings Ltd.	2,493	213,586
Discovery Ltd.*	4,311	24,888
FirstRand Ltd.	157,370	525,341
Foschini Group Ltd. (The)	2,713	17,633
Gold Fields Ltd.	27,039	218,085
Gold Fields Ltd., ADR	6,888	55,724
Growthpoint Properties Ltd., REIT	12,547	8,137
Harmony Gold Mining Co. Ltd.	4,756	11,210
Impala Platinum Holdings Ltd.	14,894	138,479
Life Healthcare Group Holdings Ltd.	40,200	38,298
Mr. Price Group Ltd.	3,528	33,611
MTN Group Ltd.	27,973	184,566
Naspers Ltd. (Class N Stock)	4,645	576,089
Nedbank Group Ltd.	2,232	24,557
Netcare Ltd.	11,742	8,897
Old Mutual Ltd.	191,266	102,783
Pepkor Holdings Ltd., 144A	20,776	23,863
Sanlam Ltd.	26,708	75,545
Sasol Ltd.	6,579	102,907
Sasol Ltd., ADR	2,817	44,368
Shoprite Holdings Ltd.	13,811	164,886
Sibanye Stillwater Ltd.	44,307	101,708
Standard Bank Group Ltd.	77,038	608,580
Truworths International Ltd.	85,262	233,939
Vodacom Group Ltd.	935	6,282
Woolworths Holdings Ltd.	28,075	94,338
		4,738,352
South Korea — 0.7%
AfreecaTV Co. Ltd.	734	32,081
Celltrion, Inc.	1,987	241,155
CJ Logistics Corp.*	450	28,229
Daewoo Engineering & Construction Co. Ltd.*	12,342	35,132
Dentium Co. Ltd.	176	10,184
DL E&C Co. Ltd.	152	3,603
Dongkuk Steel Mill Co. Ltd.	1,219	9,080
Doosan Bobcat, Inc.	866	17,041
Ecopro BM Co. Ltd.	227	13,733
Eugene Technology Co. Ltd.	5,020	69,468
Green Cross Corp.	291	24,934
GS Engineering & Construction Corp.	1,266	19,742
GS Holdings Corp.	894	25,882

A10

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
South Korea (cont’d.)
GS Retail Co. Ltd.	1,404	$24,949
Hana Financial Group, Inc.	2,572	63,155
Hanwha Aerospace Co. Ltd.	451	19,264
Hanwha Life Insurance Co. Ltd.*	35,707	51,670
Hite Jinro Co. Ltd.	4,299	79,151
HL Mando Co. Ltd.	1,167	35,702
Hugel, Inc.*	937	66,260
Hyundai Construction Equipment Co. Ltd.	1,518	33,591
Hyundai Department Store Co. Ltd.	4,270	161,185
Hyundai Electric & Energy System Co. Ltd.*	439	9,673
Hyundai Glovis Co. Ltd.	628	70,680
Hyundai Mobis Co. Ltd.	3,243	428,087
Hyundai Motor Co.	847	103,367
Hyundai Wia Corp.	855	35,484
Intellian Technologies, Inc.	211	7,964
Kakao Corp.	2,767	108,880
KakaoBank Corp.*	398	5,513
KB Financial Group, Inc.	4,607	139,125
KCC Corp.	198	31,669
Kia Corp.	3,827	190,477
Kolon Industries, Inc.	2,088	61,018
Korea Electric Power Corp.*	2,954	41,153
Korea Gas Corp.	7,434	174,443
Korea Zinc Co. Ltd.	538	222,445
Korean Air Lines Co. Ltd.*	15,427	235,404
Krafton, Inc.*	33	4,784
KT Corp.	11,175	280,912
KT&G Corp.	2,209	133,379
LG Chem Ltd.	1,315	485,544
LG Energy Solution Ltd.*	162	47,767
LG H&H Co. Ltd.	179	78,459
LG Innotek Co. Ltd.	74	13,948
LS Corp.	55	2,158
LX International Corp.	2,197	59,294
NAVER Corp.	3,663	487,971
NCSoft Corp.	353	84,436
Orion Corp.	75	5,364
PharmaResearch Co. Ltd.	262	10,263
POSCO Holdings, Inc.	2,379	347,019
POSCO Holdings, Inc., ADR(a)	3,489	127,732
S-1 Corp.	352	14,178
Samsung Biologics Co. Ltd., 144A*	143	80,047
Samsung C&T Corp.	735	52,669
Samsung Electro-Mechanics Co. Ltd.	165	12,731
Samsung Electronics Co. Ltd.	110,036	4,040,440
Samsung SDI Co. Ltd.	909	341,915
Samsung SDS Co. Ltd.	1,903	151,553
Shinhan Financial Group Co. Ltd.	12,127	281,700
Shinhan Financial Group Co. Ltd., ADR	3,325	76,475
Shinsegae International, Inc.	1,324	24,755
Shinsegae, Inc.	855	136,621
SK Bioscience Co. Ltd.*	146	8,082
SK Hynix, Inc.	1,718	98,270
SK Innovation Co. Ltd.*	1,713	169,754
SK Telecom Co. Ltd.	3,330	117,561
SK Telecom Co. Ltd., ADR	444	8,551
	Shares	Value
Common Stocks (continued)
South Korea (cont’d.)
S-Oil Corp.	2,248	$127,163
Studio Dragon Corp.*	1,055	48,471
WONIK IPS Co. Ltd.	442	6,775
		10,897,314
Spain — 0.2%
Acciona SA	350	61,515
Amadeus IT Group SA*	1,620	75,107
Banco Bilbao Vizcaya Argentaria SA	36,590	164,137
Banco Santander SA	129,788	302,004
Bankinter SA	3,252	18,260
Cellnex Telecom SA, 144A	37,113	1,144,809
EDP Renovaveis SA	517	10,635
Fluidra SA	6,794	101,876
Grifols SA*	2,291	19,793
Iberdrola SA	35,580	331,754
Industria de Diseno Textil SA	21,495	443,585
Merlin Properties Socimi SA, REIT	1,202	9,275
Repsol SA	10,341	118,821
		2,801,571
Sweden — 0.1%
Assa Abloy AB (Class B Stock)	4,816	90,233
Axfood AB	425	9,737
Elekta AB (Class B Stock)	4,892	24,846
Hexagon AB (Class B Stock)	7,042	65,766
Holmen AB (Class B Stock)	286	10,853
Industrivarden AB (Class A Stock)	5,734	115,498
Industrivarden AB (Class C Stock)	14,343	286,060
Investor AB (Class B Stock)	30,564	445,966
L E Lundbergforetagen AB (Class B Stock)	2,207	79,674
Saab AB (Class B Stock)	7,115	221,681
Swedbank AB (Class A Stock)	1,150	15,095
Tele2 AB (Class B Stock)	29,372	253,468
Telefonaktiebolaget LM Ericsson (Class B Stock)	48,483	283,405
Trelleborg AB (Class B Stock)	1,482	27,803
Volvo AB (Class B Stock)	9,523	134,760
		2,064,845
Switzerland — 0.4%
ABB Ltd.	21,997	567,950
Alcon, Inc.	671	38,975
Belimo Holding AG	31	11,402
Chocoladefabriken Lindt & Spruengli AG	15	144,965
Cie Financiere Richemont SA (Class A Stock)	2,465	232,685
Credit Suisse Group AG	3,433	13,580
DKSH Holding AG	229	16,615
Flughafen Zurich AG*	744	109,968
Geberit AG	406	174,088
Givaudan SA	292	882,133
Kuehne + Nagel International AG	393	80,027
Logitech International SA	2,529	115,620
Novartis AG	22,832	1,740,643

A11

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Switzerland (cont’d.)
PSP Swiss Property AG	120	$11,995
Sika AG	1,534	308,321
Straumann Holding AG	1,165	106,551
Swatch Group AG (The)	1,125	252,673
Swiss Life Holding AG	21	9,278
TE Connectivity Ltd.	4,889	539,550
Temenos AG	780	52,585
UBS Group AG	32,344	469,246
VAT Group AG, 144A	301	61,082
		5,939,932
Taiwan — 1.1%
Accton Technology Corp.	7,000	59,707
Advantech Co. Ltd.	1,000	9,212
Alchip Technologies Ltd.	3,000	81,079
ASE Technology Holding Co. Ltd.	91,000	226,235
ASPEED Technology, Inc.	1,100	60,541
AUO Corp.	87,000	34,334
Bizlink Holding, Inc.	11,000	96,628
Cathay Financial Holding Co. Ltd.	317,432	397,848
Chailease Holding Co. Ltd.	36,727	209,789
Chang Hwa Commercial Bank Ltd.	27,493	14,811
Chicony Electronics Co. Ltd.	31,000	80,239
China Steel Corp.	24,000	20,120
Chroma ATE, Inc.	38,000	213,801
Chunghwa Telecom Co. Ltd.	23,000	82,320
CTBC Financial Holding Co. Ltd.	680,680	423,453
Delta Electronics, Inc.	89,000	706,938
E Ink Holdings, Inc.	12,000	79,223
E.Sun Financial Holding Co. Ltd.	65,691	53,153
Elite Material Co. Ltd.	3,000	15,055
Eva Airways Corp.	61,000	53,928
Evergreen Marine Corp. Taiwan Ltd.	16,800	76,598
Far EasTone Telecommunications Co. Ltd.	16,000	36,405
Faraday Technology Corp.	17,000	70,946
Feng TAY Enterprise Co. Ltd.	7,000	34,624
First Financial Holding Co. Ltd.	60,620	49,487
Flexium Interconnect, Inc.*	41,000	111,957
Formosa Plastics Corp.	18,000	48,996
Formosa Sumco Technology Corp.	13,000	55,443
Fulgent Sun International Holding Co. Ltd.	2,000	9,974
Global Unichip Corp.	4,000	73,561
Globalwafers Co. Ltd.	1,000	11,406
Hiwin Technologies Corp.	33,284	184,301
Hon Hai Precision Industry Co. Ltd.	184,000	589,190
Hon Hai Precision Industry Co. Ltd., GDR	4,854	30,923
Hu Lane Associate, Inc.	4,000	20,807
Kinik Co.	3,000	11,353
Kinsus Interconnect Technology Corp.	28,000	81,116
Largan Precision Co. Ltd.	2,000	104,842
Lotes Co. Ltd.	1,000	23,955
Makalot Industrial Co. Ltd.	49,000	281,726
MediaTek, Inc.	54,000	931,846
Nan Ya Plastics Corp.	3,000	6,295
Nan Ya Printed Circuit Board Corp.	3,000	17,634
	Shares	Value
Common Stocks (continued)
Taiwan (cont’d.)
Nanya Technology Corp.	8,000	$12,260
Novatek Microelectronics Corp.	16,000	109,506
Pegatron Corp.	36,000	66,075
Pegavision Corp.	1,000	11,582
PharmaEngine, Inc.	3,000	11,097
PharmaEssentia Corp.*	1,000	15,143
Phison Electronics Corp.	3,000	24,822
Pou Chen Corp.	6,000	5,363
President Chain Store Corp.	5,000	44,364
Primax Electronics Ltd.	124,000	247,750
Realtek Semiconductor Corp.	52,000	438,989
Sercomm Corp.	4,000	9,882
Shanghai Commercial & Savings Bank Ltd. (The)	6,000	9,263
Simplo Technology Co. Ltd.	11,000	91,013
Sino-American Silicon Products, Inc.	5,000	20,425
Taiwan Cooperative Financial Holding Co. Ltd.	68,870	56,703
Taiwan Semiconductor Co. Ltd.	4,000	10,346
Taiwan Semiconductor Manufacturing Co. Ltd.	525,000	6,959,081
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,466	374,749
Taiwan Union Technology Corp.	97,000	135,967
Tung Ho Steel Enterprise Corp.	18,090	28,085
U-Ming Marine Transport Corp.	31,000	35,541
Unimicron Technology Corp.	19,000	69,553
Uni-President Enterprises Corp.	293,000	619,634
United Microelectronics Corp.*	297,000	332,372
United Microelectronics Corp., ADR*(a)	12,034	67,029
Vanguard International Semiconductor Corp.	23,000	46,596
Visual Photonics Epitaxy Co. Ltd.	14,000	24,818
Voltronic Power Technology Corp.	2,000	87,961
Wisdom Marine Lines Co. Ltd.	47,000	76,191
Wistron NeWeb Corp.	158,000	403,957
		16,227,916
Tanzania — 0.0%
AngloGold Ashanti Ltd.	16,422	224,338
AngloGold Ashanti Ltd., ADR	1,908	26,369
		250,707
Thailand — 0.2%
Advanced Info Service PCL, NVDR	9,700	50,029
Airports of Thailand PCL, NVDR*	23,500	45,012
B Grimm Power PCL, NVDR	9,400	8,369
Bangchak Corp. PCL, NVDR	370,200	288,778
Bangkok Chain Hospital PCL, NVDR	36,900	17,369
Bangkok Dusit Medical Services PCL, NVDR	401,000	312,608
Bumrungrad Hospital PCL, NVDR	38,100	228,443
Central Plaza Hotel PCL, NVDR*	24,800	32,064
Chularat Hospital PCL, NVDR	92,400	9,008
CP ALL PCL, NVDR	12,100	17,968
Delta Electronics Thailand PCL, NVDR	3,300	56,865
Energy Absolute PCL, NVDR	125,300	292,018
Esso Thailand PCL, NVDR	243,800	82,433

A12

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Thailand (cont’d.)
Gulf Energy Development PCL, NVDR	42,200	$58,477
Hana Microelectronics PCL, NVDR	11,000	10,649
Home Product Center PCL, NVDR	304,900	108,561
JMT Network Services PCL	28,300	50,955
JMT Network Services PCL, NVDR	5,400	9,720
KCE Electronics PCL, NVDR	10,500	11,942
Mega Lifesciences PCL, NVDR	108,400	132,298
Precious Shipping PCL, NVDR	27,700	10,264
PTT Exploration & Production PCL, NVDR	106,100	452,433
PTT PCL, NVDR	177,100	159,261
Siam Makro PCL, NVDR	24,900	22,205
Sri Trang Gloves Thailand PCL, NVDR	23,600	7,108
Thai Union Group PCL, NVDR	33,900	16,767
TMBThanachart Bank PCL, NVDR	500,200	15,977
		2,507,581
Turkey — 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	24,624	53,205
Arcelik A/S	3,028	10,942
KOC Holding A/S	4,992	12,151
Migros Ticaret A/S*	40,056	218,107
Tofas Turk Otomobil Fabrikasi A/S	2,180	10,754
Turkcell Iletisim Hizmetleri A/S	263,048	279,544
Turkiye Is Bankasi A/S (Class C Stock)	60,945	24,544
Turkiye Petrol Rafinerileri A/S*	888	13,820
		623,067
United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	34,766	85,276
Abu Dhabi Islamic Bank PJSC	16,961	41,738
Abu Dhabi National Oil Co. for Distribution PJSC	12,568	15,192
Aldar Properties PJSC	44,707	51,036
Dubai Islamic Bank PJSC	33,686	54,650
Emaar Properties PJSC	46,233	72,545
Emirates NBD Bank PJSC	29,346	102,614
Emirates Telecommunications Group Co. PJSC	20,698	131,557
First Abu Dhabi Bank PJSC	51,607	250,318
NMC Health PLC*^	411	—
		804,926
United Kingdom — 1.1%
Ashtead Group PLC	4,897	219,923
Associated British Foods PLC	9,630	134,556
AstraZeneca PLC	9,719	1,068,405
BAE Systems PLC	11,261	98,944
Barclays PLC	111,958	178,140
Bellway PLC	2,273	42,816
BP PLC	368,764	1,762,098
British American Tobacco PLC	45,839	1,643,674
BT Group PLC	40,083	53,884
Centrica PLC*	22,648	17,772
CK Hutchison Holdings Ltd.	66,500	366,166
Coca-Cola Europacific Partners PLC	3,553	151,429
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
Croda International PLC	1,775	$126,778
Dechra Pharmaceuticals PLC	651	18,906
Diageo PLC	30,766	1,295,050
Direct Line Insurance Group PLC	15,347	31,663
Drax Group PLC	3,374	22,448
easyJet PLC*	4,715	15,384
Experian PLC	21,928	641,890
Greggs PLC	2,388	45,110
Haleon PLC*	30,623	95,481
HomeServe PLC	9,434	124,300
Howden Joinery Group PLC	9,680	54,078
HSBC Holdings PLC	109,782	568,436
IG Group Holdings PLC	5,031	42,637
IMI PLC	7,814	96,629
Imperial Brands PLC	12,690	260,943
Intertek Group PLC	7,815	320,642
J Sainsbury PLC	24,642	47,721
JET2 PLC*	3	23
Liberty Global PLC (Class C Stock)*	2,199	36,284
Linde PLC	6,158	1,660,135
Lloyds Banking Group PLC	977,340	441,746
London Stock Exchange Group PLC	943	79,635
National Grid PLC	30,036	309,194
NatWest Group PLC	65,241	162,497
Phoenix Group Holdings PLC	13,568	79,018
Reckitt Benckiser Group PLC	3,848	255,051
RELX PLC	13,268	324,214
Renishaw PLC	165	6,399
Rightmove PLC	44,064	235,077
Rolls-Royce Holdings PLC*	28,746	22,015
Royal Mail PLC	2,985	6,076
RS Group PLC	1,065	11,369
Segro PLC, REIT	6,873	57,347
Smiths Group PLC	21,800	363,122
Spectris PLC	4,930	148,974
Spirax-Sarco Engineering PLC	788	90,583
SSE PLC	23,533	397,378
Taylor Wimpey PLC	24,675	24,027
Tesco PLC	97,931	224,759
Travis Perkins PLC	1,199	10,292
Tritax Big Box REIT PLC, REIT	30,990	46,766
Unilever PLC (BATE)	14,634	643,016
Unilever PLC (XAMS)	7,424	326,777
Whitbread PLC	4,223	107,047
WPP PLC	14,126	116,613
		15,731,337
United States — 23.3%
Abbott Laboratories	12,231	1,183,472
AbbVie, Inc.	8,155	1,094,483
Accenture PLC (Class A Stock)	4,901	1,261,027
Activision Blizzard, Inc.	1,577	117,234
Adobe, Inc.*	5,806	1,597,811
Advanced Micro Devices, Inc.*	7,343	465,252
AECOM	302	20,648
Agilent Technologies, Inc.	12,189	1,481,573
Agree Realty Corp., REIT(a)	62,199	4,203,408

A13

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Alexandria Real Estate Equities, Inc., REIT	23,714	$3,324,466
Allstate Corp. (The)	5,135	639,462
Ally Financial, Inc.	6,264	174,327
Alphabet, Inc. (Class A Stock)*	40,569	3,880,425
Alphabet, Inc. (Class C Stock)*	36,045	3,465,727
Altria Group, Inc.	10,825	437,113
Amazon.com, Inc.*	52,974	5,986,062
American Express Co.	17,052	2,300,485
American Tower Corp., REIT	8,271	1,775,784
AmerisourceBergen Corp.	5,114	692,078
AMETEK, Inc.	8,224	932,684
Amgen, Inc.	6,149	1,385,985
Analog Devices, Inc.	15,926	2,219,129
ANSYS, Inc.*	888	196,870
Apple, Inc.	96,076	13,277,703
Applied Materials, Inc.	7,520	616,114
Aptiv PLC*	1,424	111,371
Archer-Daniels-Midland Co.	4,127	332,017
Arrow Electronics, Inc.*	859	79,191
AT&T, Inc.	7,252	111,246
Automatic Data Processing, Inc.	6,781	1,533,794
AutoNation, Inc.*	5,248	534,614
AutoZone, Inc.*	103	220,619
AvalonBay Communities, Inc., REIT	33,282	6,130,212
Avnet, Inc.	3,034	109,588
Ball Corp.	3,508	169,507
Bank of America Corp.	89,721	2,709,574
Bank of New York Mellon Corp. (The)	22,751	876,369
Berkshire Hathaway, Inc. (Class B Stock)*	7,377	1,969,807
Best Buy Co., Inc.(a)	5,159	326,771
Biogen, Inc.*	1,626	434,142
BioMarin Pharmaceutical, Inc.*	2,147	182,001
Blackstone, Inc.	610	51,057
Block, Inc.*	1,049	57,685
Blueprint Medicines Corp.*	1,691	111,420
Boston Properties, Inc., REIT	48,022	3,600,209
Boston Scientific Corp.*	36,155	1,400,283
Box, Inc. (Class A Stock)*	6,339	154,608
Bristol-Myers Squibb Co.	24,730	1,758,056
Brookdale Senior Living, Inc.*	156,911	670,010
Brown-Forman Corp. (Class B Stock)	13,705	912,342
Builders FirstSource, Inc.*	3,436	202,449
Bunge Ltd.	2,327	192,140
C.H. Robinson Worldwide, Inc.(a)	4,642	447,071
Cadence Design Systems, Inc.*	413	67,497
Capital One Financial Corp.	12,959	1,194,431
Caterpillar, Inc.	2,168	355,725
CBRE Group, Inc. (Class A Stock)*	3,001	202,598
Ceridian HCM Holding, Inc.*(a)	10,365	579,196
Charles Schwab Corp. (The)	5,105	366,896
Chevron Corp.	16,862	2,422,564
Cigna Corp.	8,700	2,413,989
Citigroup, Inc.	3,523	146,803
Citrix Systems, Inc.	712	74,048
Clearway Energy, Inc. (Class C Stock)	817	26,021
CME Group, Inc.	2,127	376,756
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
CMS Energy Corp.	20,790	$1,210,810
Coca-Cola Co. (The)	8,934	500,483
Cognizant Technology Solutions Corp. (Class A Stock)	16,003	919,212
Colgate-Palmolive Co.	14,617	1,026,844
Comcast Corp. (Class A Stock)	35,769	1,049,105
Community Healthcare Trust, Inc., REIT	26,322	862,045
Corteva, Inc.	12,282	701,916
Costco Wholesale Corp.	2,602	1,228,847
Cousins Properties, Inc., REIT(a)	124,839	2,914,991
Crowdstrike Holdings, Inc. (Class A Stock)*	1,196	197,113
Crown Castle, Inc., REIT(a)	4,990	721,304
CSX Corp.	26,699	711,261
Curtiss-Wright Corp.	1,640	228,222
CVS Health Corp.	10,868	1,036,481
Danaher Corp.	3,048	787,268
Darden Restaurants, Inc.	2,063	260,598
Deere & Co.	2,123	708,848
Dell Technologies, Inc. (Class C Stock)	8,811	301,072
Devon Energy Corp.(a)	8,252	496,193
Dick’s Sporting Goods, Inc.(a)	327	34,217
Digital Realty Trust, Inc., REIT(a)	22,022	2,184,142
Discover Financial Services	3,040	276,397
DocuSign, Inc.*	3,337	178,429
Dollar General Corp.	183	43,894
Domino’s Pizza, Inc.	922	286,004
DTE Energy Co.(a)	16,293	1,874,510
Eaton Corp. PLC	2,086	278,189
eBay, Inc.	25,886	952,864
Ecolab, Inc.	10,142	1,464,708
Edison International	2,575	145,693
Edwards Lifesciences Corp.*	7,855	649,059
Elevance Health, Inc.	2,964	1,346,367
Eli Lilly & Co.	6,611	2,137,667
EOG Resources, Inc.	11,430	1,277,074
EPR Properties, REIT	87,930	3,153,170
Equinix, Inc., REIT	16,498	9,384,722
Equity Residential, REIT	3,791	254,831
Essex Property Trust, Inc., REIT	6,038	1,462,585
Estee Lauder Cos., Inc. (The) (Class A Stock)	1,294	279,375
Exact Sciences Corp.*	6,493	210,958
Exelixis, Inc.*	2,113	33,132
Expeditors International of Washington, Inc.	3,005	265,372
Extra Space Storage, Inc., REIT(a)	38,564	6,660,388
Exxon Mobil Corp.	22,475	1,962,292
Federal Realty Investment Trust, REIT	17,234	1,553,128
FedEx Corp.	2,484	368,799
Fidelity National Information Services, Inc.	374	28,263
Flex Ltd.*	14,808	246,701
FMC Corp.	8,227	869,594
Fortune Brands Home & Security, Inc.	13,802	741,029
Fox Corp. (Class A Stock)	62,743	1,924,955
Fox Corp. (Class B Stock)	945	26,932

A14

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Freeport-McMoRan, Inc.	3,861	$105,521
Gartner, Inc.*	2,148	594,330
General Dynamics Corp.	7,526	1,596,791
General Motors Co.	2,323	74,545
Genpact Ltd.	1,287	56,332
Gilead Sciences, Inc.	7,392	456,012
GSK PLC	51,727	747,078
H&R Block, Inc.	8,116	345,255
Halliburton Co.	20,996	516,922
Hartford Financial Services Group, Inc. (The)	1,519	94,087
HEICO Corp.	159	22,893
Helmerich & Payne, Inc.	1	37
Hershey Co. (The)	3,590	791,487
Hewlett Packard Enterprise Co.	56,122	672,342
Home Depot, Inc. (The)	6,991	1,929,097
Honeywell International, Inc.	448	74,803
Horizon Therapeutics PLC*	872	53,968
Host Hotels & Resorts, Inc., REIT	195,782	3,109,018
HP, Inc.	4,755	118,495
HubSpot, Inc.*	361	97,513
Hudson Pacific Properties, Inc., REIT(a)	59,128	647,452
Huntington Bancshares, Inc.	9,590	126,396
IDEXX Laboratories, Inc.*	646	210,467
Illinois Tool Works, Inc.(a)	3,373	609,332
Incyte Corp.*	485	32,320
Intel Corp.	57,578	1,483,785
Intercontinental Exchange, Inc.	4,445	401,606
Interpublic Group of Cos., Inc. (The)	9,593	245,581
Intuit, Inc.	2,327	901,294
Invitation Homes, Inc., REIT	136,906	4,623,316
J.B. Hunt Transport Services, Inc.(a)	1,883	294,539
James Hardie Industries PLC, CDI	15,268	299,903
JBS SA	15,402	72,065
Johnson & Johnson	19,890	3,249,230
JPMorgan Chase & Co.	27,722	2,896,949
Juniper Networks, Inc.	18,990	496,019
KBR, Inc.(a)	6,499	280,887
KeyCorp	1,880	30,118
KLA Corp.	1,997	604,352
Kroger Co. (The)	10,301	450,669
Lam Research Corp.	1,840	673,440
Lamar Advertising Co. (Class A Stock), REIT(a)	1,710	141,058
Lattice Semiconductor Corp.*	2,361	116,185
Lear Corp.(a)	3,566	426,815
Live Nation Entertainment, Inc.*	5,948	452,286
Lockheed Martin Corp.	4,362	1,684,997
Lowe’s Cos., Inc.	5,869	1,102,257
Lululemon Athletica, Inc.*	2,665	745,027
Lyft, Inc. (Class A Stock)*(a)	10,795	142,170
LyondellBasell Industries NV (Class A Stock)	981	73,850
Manhattan Associates, Inc.*	478	63,588
Marathon Oil Corp.	14,006	316,255
Marathon Petroleum Corp.	6,598	655,379
Marsh & McLennan Cos., Inc.	15,613	2,330,865
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Mastercard, Inc. (Class A Stock)	6,422	$1,826,031
McDonald’s Corp.	2,617	603,847
McKesson Corp.	1,159	393,909
Medtronic PLC	11,270	910,052
Merck & Co., Inc.	18,749	1,614,664
Meta Platforms, Inc. (Class A Stock)*	16,067	2,179,971
MetLife, Inc.	16,831	1,022,988
Mettler-Toledo International, Inc.*	206	223,329
Microsoft Corp.	52,052	12,122,911
Mid-America Apartment Communities, Inc., REIT	41,073	6,369,190
Moderna, Inc.*	190	22,467
Mondelez International, Inc. (Class A Stock)	18,463	1,012,326
Monolithic Power Systems, Inc.	186	67,592
Mosaic Co. (The)	2,075	100,285
Nestle SA	29,873	3,230,984
NetApp, Inc.	1,781	110,155
NextEra Energy, Inc.	8,462	663,505
Northern Trust Corp.	3,664	313,492
Northrop Grumman Corp.	1,047	492,425
Novavax, Inc.*	1,991	36,236
NRG Energy, Inc.(a)	12,294	470,491
NVIDIA Corp.	13,636	1,655,274
Occidental Petroleum Corp.	2,362	145,145
Okta, Inc.*	2,587	147,123
Omega Healthcare Investors, Inc., REIT	36,885	1,087,739
Otis Worldwide Corp.	1,160	74,008
Outfront Media, Inc., REIT(a)	247,481	3,759,236
Ovintiv, Inc.	2,292	105,432
Owens Corning	9,264	728,243
PACCAR, Inc.	13,932	1,165,969
Palo Alto Networks, Inc.*	2,249	368,364
Parade Technologies Ltd.	3,000	55,127
Patterson-UTI Energy, Inc.	3,689	43,088
Paychex, Inc.	789	88,534
Paycom Software, Inc.*	414	136,616
PayPal Holdings, Inc.*	4,456	383,528
Penske Automotive Group, Inc.(a)	2,139	210,542
PepsiCo, Inc.	20,186	3,295,566
Pfizer, Inc.	27,853	1,218,847
Phillips 66	3,731	301,166
Physicians Realty Trust, REIT(a)	175,398	2,637,986
Pioneer Natural Resources Co.	465	100,686
Procter & Gamble Co. (The)	26,356	3,327,445
Prologis, Inc., REIT(a)	142,081	14,435,430
Public Storage, REIT	16,334	4,782,759
QIAGEN NV*	1,597	66,506
QUALCOMM, Inc.	7,620	860,908
Qurate Retail, Inc. (Class A Stock)	2	4
Ralph Lauren Corp.	739	62,763
Regency Centers Corp., REIT	35,571	1,915,498
Rexford Industrial Realty, Inc., REIT	118,354	6,154,408
RingCentral, Inc. (Class A Stock)*	11,606	463,776
ROBLOX Corp. (Class A Stock)*	1,242	44,513
Roche Holding AG	6,262	2,038,486
Roche Holding AG (Bearer Shares)	483	188,675

A15

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Roku, Inc.*	2,460	$138,744
Royal Caribbean Cruises Ltd.*(a)	2,241	84,934
Ryman Hospitality Properties, Inc., REIT	25,949	1,909,587
Salesforce, Inc.*	12,232	1,759,451
SBA Communications Corp., REIT	7,886	2,244,750
Schlumberger NV	15,440	554,296
Schneider Electric SE	6,661	752,365
Schneider National, Inc. (Class B Stock)(a)	8,223	166,927
Seagen, Inc.*	2,090	285,975
Semtech Corp.*	8,862	260,631
ServiceNow, Inc.*	2,702	1,020,302
Signify NV, 144A	1,365	35,132
Silicon Laboratories, Inc.*(a)	4,072	502,648
Simon Property Group, Inc., REIT	70,210	6,301,347
Sims Ltd.	3,606	30,823
SL Green Realty Corp., REIT(a)	52,662	2,114,906
Snap, Inc. (Class A Stock)*	36,181	355,297
Snap-on, Inc.(a)	4,999	1,006,549
Spirit Realty Capital, Inc., REIT	78,835	2,850,674
Splunk, Inc.*	2,856	214,771
Spotify Technology SA*	437	37,713
STAG Industrial, Inc., REIT	64,430	1,831,745
Steel Dynamics, Inc.	7,514	533,118
Stellantis NV	22,809	269,430
Sun Communities, Inc., REIT	40,631	5,498,593
Synchrony Financial	9,125	257,234
Sysco Corp.	3,483	246,283
Target Corp.(a)	7,339	1,089,034
Teladoc Health, Inc.*(a)	16,303	413,281
Tesla, Inc.*	16,868	4,474,237
Tetra Tech, Inc.	1,774	228,012
Texas Instruments, Inc.	904	139,921
Texas Roadhouse, Inc.(a)	698	60,907
Thermo Fisher Scientific, Inc.	3,719	1,886,240
Timken Co. (The)	15,535	917,186
Tractor Supply Co.	228	42,381
Travel + Leisure Co.	28,769	981,598
Travelers Cos., Inc. (The)	11,125	1,704,350
Tyson Foods, Inc. (Class A Stock)	3,140	207,020
U.S. Bancorp	10,982	442,794
Uber Technologies, Inc.*	16,013	424,344
UDR, Inc., REIT	137,920	5,752,643
Ulta Beauty, Inc.*	1,029	412,824
Ultragenyx Pharmaceutical, Inc.*	548	22,693
Union Pacific Corp.	557	108,515
United Parcel Service, Inc. (Class B Stock)	2,923	472,181
United Rentals, Inc.*	662	178,819
United States Cellular Corp.*	1,102	28,685
UnitedHealth Group, Inc.	5,318	2,685,803
Valero Energy Corp.	3,060	326,961
Veeva Systems, Inc. (Class A Stock)*	808	133,223
Ventas, Inc., REIT	78,474	3,152,301
Vertex Pharmaceuticals, Inc.*	657	190,228
VICI Properties, Inc., REIT	251,547	7,508,678
Visa, Inc. (Class A Stock)(a)	12,472	2,215,651
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Vistra Corp.	25,218	$529,578
VMware, Inc. (Class A Stock)	1,134	120,726
Voya Financial, Inc.(a)	17,734	1,072,907
W.W. Grainger, Inc.	155	75,824
Walt Disney Co. (The)*	3,872	365,246
Warner Bros. Discovery, Inc.*(a)	7,701	88,561
Waters Corp.*	87	23,449
Wells Fargo & Co.	876	35,233
Welltower, Inc., REIT(a)	65,053	4,184,209
WESCO International, Inc.*	424	50,617
West Pharmaceutical Services, Inc.	300	73,824
Whirlpool Corp.(a)	278	37,477
Workday, Inc. (Class A Stock)*(a)	2,941	447,679
Xcel Energy, Inc.	13,165	842,560
Xylem, Inc.	2,045	178,651
Yum! Brands, Inc.	1,422	151,215
Zendesk, Inc.*	619	47,106
Zillow Group, Inc. (Class C Stock)*	1,483	42,429
Zoetis, Inc.	1,061	157,336
Zscaler, Inc.*(a)	2,102	345,506
		345,270,138
Zambia — 0.0%
First Quantum Minerals Ltd.	2,629	44,630

Total Common Stocks (cost $678,220,235)		568,861,494
Exchange-Traded Fund — 0.4%
United States
Vanguard Real Estate ETF(a)	80,678	6,467,955
(cost $7,029,772)
Preferred Stocks — 0.2%
Brazil — 0.1%
Azul SA (PRFC)*	26,132	71,357
Banco Bradesco SA (PRFC)	211,058	776,255
Centrais Eletricas Brasileiras SA (PRFC B)	19,225	160,911
Cia Energetica de Minas Gerais (PRFC)	16,362	32,728
Gerdau SA (PRFC)	22,120	100,218
Gol Linhas Aereas Inteligentes SA (PRFC)*	3,510	5,830
Itau Unibanco Holding SA (PRFC)	80,593	418,327
Itausa SA (PRFC)	6	11
Petroleo Brasileiro SA (PRFC)	118,658	659,022
Usinas Siderurgicas de Minas Gerais SA Usiminas (PRFC A)	41,879	58,381
		2,283,040
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA (PRFC B)	511	47,558
Colombia — 0.0%
Bancolombia SA (PRFC)	1,129	6,862
Germany — 0.1%
Fuchs Petrolub SE (PRFC)	479	12,130
Porsche Automobil Holding SE (PRFC)	2,170	122,264

A16

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Germany (cont’d.)
Sartorius AG (PRFC)	289	$99,966
Volkswagen AG (PRFC)	4,759	581,512
		815,872
South Korea — 0.0%
Samsung Electronics Co. Ltd. (PRFC)	233	7,568
United States — 0.0%
Ligado Networks LLC (PRFC)	3,262	89,714

Total Preferred Stocks (cost $3,998,252)		3,250,614

	Units
Rights* — 0.0%
Brazil — 0.0%
Localiza Rent a Car SA	1	3
Taiwan — 0.0%
PharmaEssentia Corp.	44	101

Total Rights (cost $0)		104

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 3.0%
United States
ACC Auto Trust,
Series 2021-A, Class A, 144A
1.080%	04/15/27	600	590,614
Avant Loans Funding Trust,
Series 2021-REV01, Class A, 144A
1.210%	07/15/30	1,630	1,530,221
Carvana Auto Receivables Trust,
Series 2021-N02, Class B
0.750%	03/10/28	208	193,012
Series 2021-N02, Class C
1.070%	03/10/28	757	721,268
College Loan Corp. Trust,
Series 2004-01, Class A4, 3 Month LIBOR + 0.190% (Cap N/A, Floor 0.000%)
2.973%(c)	04/25/24	196	193,038
Countrywide Asset-Backed Certificates Trust,
Series 2004-06, Class 2A5, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
3.864%(c)	11/25/34	44	41,311
Drive Auto Receivables Trust,
Series 2018-03, Class D
4.300%	09/16/24	66	65,795
Series 2018-04, Class D
4.090%	01/15/26	160	160,366
Series 2019-01, Class D
4.090%	06/15/26	1,488	1,484,401
Series 2019-04, Class C
2.510%	11/17/25	54	53,493
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Series 2020-01, Class C
2.360%	03/16/26	744	$742,192
Series 2020-01, Class D
2.700%	05/17/27	3,000	2,947,544
Series 2020-02, Class C
2.280%	08/17/26	540	536,725
Series 2021-01, Class C
1.020%	06/15/27	2,260	2,188,431
Series 2021-01, Class D
1.450%	01/16/29	710	660,281
Exeter Automobile Receivables Trust,
Series 2020-03A, Class D
1.730%	07/15/26	490	473,636
Series 2021-01A, Class C
0.740%	01/15/26	2,510	2,460,996
Series 2021-03A, Class C
0.960%	10/15/26	1,100	1,048,425
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	1,060	1,019,025
JPMorgan Chase Bank NA,
Series 2021-02, Class B, 144A
0.889%	12/26/28	944	907,754
Series 2021-02, Class C, 144A
0.969%	12/26/28	420	402,620
Series 2021-03, Class B, 144A
0.760%	02/26/29	1,726	1,650,998
Oklahoma Development Finance Authority,
Series 2022-PSO, Class A2
4.623%	06/01/44	45	41,138
OneMain Financial Issuance Trust,
Series 2019-02A, Class A, 144A
3.140%	10/14/36	2,380	2,115,132
Santander Drive Auto Receivables Trust,
Series 2019-01, Class D
3.650%	04/15/25	847	847,394
Series 2020-02, Class D
2.220%	09/15/26	1,445	1,410,974
Series 2020-04, Class C
1.010%	01/15/26	1,521	1,503,601
Series 2021-01, Class C
0.750%	02/17/26	1,350	1,328,067
Series 2021-03, Class C
0.950%	09/15/27	1,650	1,593,856
Series 2021-04, Class C
1.260%	02/16/27	1,880	1,796,070
Santander Revolving Auto Loan Trust,
Series 2019-A, Class A, 144A
2.510%	01/26/32	1,660	1,561,539
Toyota Auto Loan Extended Note Trust,
Series 2020-01A, Class A, 144A
1.350%	05/25/33	1,310	1,196,167
Upstart Securitization Trust,
Series 2021-01, Class A, 144A
0.870%	03/20/31	137	136,198
Series 2021-02, Class A, 144A
0.910%	06/20/31	597	582,522

A17

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Series 2021-03, Class A, 144A
0.830%	07/20/31	767	$742,719
Series 2021-04, Class A, 144A
0.840%	09/20/31	1,400	1,342,771
Series 2021-05, Class A, 144A
1.310%	11/20/31	783	756,592
Westlake Automobile Receivables Trust,
Series 2019-03A, Class D, 144A
2.720%	11/15/24	1,173	1,165,837
Series 2020-02A, Class B, 144A
1.320%	07/15/25	271	270,368
Series 2020-02A, Class C, 144A
2.010%	07/15/25	2,320	2,296,287
Series 2020-03A, Class B, 144A
0.780%	11/17/25	1,960	1,944,068
Series 2020-03A, Class C, 144A
1.240%	11/17/25	1,210	1,177,272

Total Asset-Backed Securities (cost $45,545,334)			43,880,718
Commercial Mortgage-Backed Securities — 1.3%
United States
BANK,
Series 2019-BN23, Class A3
2.920%	12/15/52	580	498,207
Barclays Commercial Mortgage Securities Trust,
Series 2019-C03, Class A3
3.319%	05/15/52	420	375,871
Series 2020-C08, Class A5
2.040%	10/15/53	824	652,066
Benchmark Mortgage Trust,
Series 2018-B06, Class A4
4.261%	10/10/51	320	302,241
Series 2019-B15, Class A5
2.928%	12/15/72	540	463,004
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class AM
3.691%	05/10/58	840	775,704
Citigroup Commercial Mortgage Trust,
Series 2016-GC36, Class A5
3.616%	02/10/49	370	348,353
Series 2017-P08, Class AS
3.789%(cc)	09/15/50	680	608,532
Commercial Mortgage Trust,
Series 2013-LC06, Class AM
3.282%	01/10/46	190	189,162
Series 2014-CR17, Class A5
3.977%	05/10/47	360	352,479
Series 2014-UBS06, Class A5
3.644%	12/10/47	350	337,045
Series 2016-DC02, Class A4
3.497%	02/10/49	877	828,950
Fannie Mae-Aces,
Series 2018-M08, Class A2
3.412%(cc)	06/25/28	1,273	1,194,432
Series 2020-M42, Class A2
1.270%	07/25/30	1,940	1,523,416
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
United States (cont’d.)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K115, Class A2
1.383%	06/25/30	1,100	$877,656
Series KSG1, Class A2
1.503%	09/25/30	700	561,855
GS Mortgage Securities Trust,
Series 2014-GC20, Class A5
3.998%	04/10/47	490	481,991
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class A4
4.133%(cc)	08/15/46	188	186,880
Series 2013-C17, Class A3
3.928%	01/15/47	298	291,660
Series 2014-C23, Class A4
3.670%	09/15/47	803	777,094
Series 2015-C30, Class A4
3.551%	07/15/48	614	590,393
Series 2015-C31, Class A3
3.801%	08/15/48	608	579,578
Series 2016-C01, Class A5
3.576%	03/17/49	490	463,048
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C04, Class A2
2.882%	12/15/49	827	755,344
Series 2017-C05, Class A5
3.694%	03/15/50	430	402,130
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C09, Class A4
3.102%	05/15/46	590	582,617
Series 2013-C13, Class A4
4.039%	11/15/46	310	305,162
Series 2014-C14, Class AS
4.384%(cc)	02/15/47	150	147,055
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class A4
3.779%(cc)	05/15/48	360	343,658
Series 2019-L03, Class AS
3.490%	11/15/52	380	327,946
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C06, Class A4
3.244%	04/10/46	925	917,418
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class AS
3.580%	02/15/48	500	472,703
Series 2020-C56, Class A5
2.448%	06/15/53	600	492,083
WFRBS Commercial Mortgage Trust,
Series 2012-C10, Class AS
3.241%	12/15/45	390	383,486
Series 2013-C15, Class A4
4.153%(cc)	08/15/46	450	445,345

A18

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2014-C23, Class AS
4.210%(cc)	10/15/57	450	$433,143

Total Commercial Mortgage-Backed Securities (cost $21,996,616)			19,267,707
Corporate Bonds — 8.1%
Australia — 0.0%
Rio Tinto Finance USA Ltd.,
Gtd. Notes
2.750%	11/02/51	95	61,092
Westpac Banking Corp.,
Sub. Notes
2.963%	11/16/40	40	25,582
			86,674
Brazil — 0.0%
Vale Overseas Ltd.,
Gtd. Notes
6.875%	11/21/36	36	34,139
Canada — 0.4%
Bank of Montreal,
Sr. Unsec’d. Notes, MTN
0.625%	07/09/24	45	41,685
2.650%	03/08/27	65	58,039
3.700%	06/07/25	240	230,776
Bank of Nova Scotia (The),
Sr. Unsec’d. Notes
0.650%	07/31/24	740	683,393
1.050%	03/02/26	320	278,809
Brookfield Finance, Inc.,
Gtd. Notes
3.500%	03/30/51	90	56,285
Canadian Imperial Bank of Commerce,
Sr. Unsec’d. Notes
0.450%	06/22/23	190	184,474
0.950%	06/23/23	490	476,720
2.250%	01/28/25	122	114,286
Canadian National Railway Co.,
Sr. Unsec’d. Notes
4.400%	08/05/52	75	64,575
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
2.950%	07/15/30	17	13,977
6.500%	02/15/37	80	77,684
Enbridge, Inc.,
Gtd. Notes
0.550%	10/04/23	105	100,135
3.400%	08/01/51	75	50,028
Rogers Communications, Inc.,
Gtd. Notes, 144A
3.200%	03/15/27	210	192,028
3.800%	03/15/32	265	228,463
4.500%	03/15/42	230	187,150
4.550%	03/15/52	80	64,391
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Canada (cont’d.)
Royal Bank of Canada,
Sr. Unsec’d. Notes, GMTN
0.750%	10/07/24	1,030	$946,755
2.250%	11/01/24	57	53,949
Sr. Unsec’d. Notes, MTN
1.150%	06/10/25	70	63,078
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes, MTN
0.300%	06/02/23(a)	370	359,756
2.650%	06/12/24	554	531,899
			5,058,335
China — 0.0%
Baidu, Inc.,
Sr. Unsec’d. Notes
1.720%	04/09/26	200	176,320
CNOOC Finance 2013 Ltd.,
Gtd. Notes
3.000%	05/09/23	200	197,850
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes
2.700%	05/01/25	50	46,259
			420,429
Germany — 0.0%
Deutsche Bank AG,
Sr. Unsec’d. Notes, Series E
0.962%	11/08/23	175	166,566
Ireland — 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
1.150%	10/29/23	150	142,592
1.650%	10/29/24	195	177,831
2.450%	10/29/26	150	126,577
3.000%	10/29/28	150	120,170
			567,170
Japan — 0.2%
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
0.953%(ff)	07/19/25	640	589,196
2.309%(ff)	07/20/32	200	149,114
5.063%(ff)	09/12/25	205	202,813
Mizuho Financial Group, Inc.,
Sr. Unsec’d. Notes
2.555%(ff)	09/13/25	1,140	1,074,306
Nomura Holdings, Inc.,
Sr. Unsec’d. Notes
2.648%	01/16/25(a)	410	384,912
Sumitomo Mitsui Financial Group, Inc.,
Sr. Unsec’d. Notes
1.474%	07/08/25	460	414,096
2.348%	01/15/25(a)	435	407,157
			3,221,594

A19

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Mexico — 0.1%
Coca-Cola Femsa SAB de CV,
Gtd. Notes
2.750%	01/22/30(a)		1,011	$864,405
Netherlands — 0.0%
Cooperatieve Rabobank UA,
Gtd. Notes
4.375%	08/04/25		250	238,316
Shell International Finance BV,
Gtd. Notes
2.375%	11/07/29		1	838
3.000%	11/26/51		78	51,965
6.375%	12/15/38		28	29,668
				320,787
Norway — 0.0%
Equinor ASA,
Gtd. Notes
3.700%	04/06/50		150	114,850
Peru — 0.0%
Southern Copper Corp.,
Sr. Unsec’d. Notes
3.875%	04/23/25		60	57,386
Portugal — 0.0%
Banco Espirito Santo SA,
Sr. Unsec’d. Notes, EMTN
2.625%	05/08/17(d)	EUR	300	41,162
4.750%	01/15/18(d)	EUR	400	54,883
				96,045
Spain — 0.1%
Banco Santander SA,
Sr. Unsec’d. Notes
0.701%(ff)	06/30/24		600	577,210
1.722%(ff)	09/14/27		200	165,456
2.746%	05/28/25		400	365,934
				1,108,600
Switzerland — 0.0%
Novartis Capital Corp.,
Gtd. Notes
2.750%	08/14/50		109	73,956
United Kingdom — 0.4%
Barclays PLC,
Sr. Unsec’d. Notes
5.304%(ff)	08/09/26		445	427,603
BAT Capital Corp.,
Gtd. Notes
2.259%	03/25/28		180	143,367
2.726%	03/25/31(a)		470	347,363
3.734%	09/25/40		75	48,135
4.540%	08/15/47		150	99,916
4.758%	09/06/49		135	92,598
4.906%	04/02/30		270	237,858
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United Kingdom (cont’d.)
Diageo Capital PLC,
Gtd. Notes
2.000%	04/29/30	245	$196,478
HSBC Holdings PLC,
Sr. Unsec’d. Notes
0.976%(ff)	05/24/25	720	662,734
2.999%(ff)	03/10/26	340	314,197
4.180%(ff)	12/09/25(a)	690	658,945
5.402%(ff)	08/11/33(a)	290	256,603
Sub. Notes
4.762%(ff)	03/29/33(a)	600	492,882
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes
0.695%(ff)	05/11/24	545	527,864
4.976%(ff)	08/11/33	200	174,936
Reynolds American, Inc.,
Gtd. Notes
5.850%	08/15/45	230	180,360
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes
3.823%(ff)	11/03/28(a)	725	631,711
			5,493,550
United States — 6.9%
3M Co.,
Sr. Unsec’d. Notes
2.650%	04/15/25(a)	300	283,264
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39	80	64,788
4.250%	11/21/49	280	224,676
4.400%	11/06/42	55	45,663
4.700%	05/14/45	60	50,973
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
2.500%	09/15/50	50	30,422
Adobe, Inc.,
Sr. Unsec’d. Notes
1.900%	02/01/25	245	230,786
2.150%	02/01/27(a)	680	614,144
Aflac, Inc.,
Sr. Unsec’d. Notes
4.750%	01/15/49	25	22,019
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31	625	489,527
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	07/01/25	65	60,799
Sr. Unsec’d. Notes, MTN
2.875%	01/15/26	50	44,828
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
2.700%	05/15/40	60	43,149

A20

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Allegion PLC,
Gtd. Notes
3.500%	10/01/29	35	$29,904
Allina Health System,
Sec’d. Notes, Series 2021
2.902%	11/15/51	90	58,342
Alphabet, Inc.,
Sr. Unsec’d. Notes
2.250%	08/15/60	115	65,283
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32	895	633,086
3.700%	02/04/51	100	59,887
4.000%	02/04/61	115	70,561
4.450%	05/06/50	95	63,470
4.800%	02/14/29(a)	1,430	1,319,878
5.375%	01/31/44	50	40,496
5.800%	02/14/39	220	190,576
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.875%	05/12/41	180	131,294
3.100%	05/12/51	110	76,850
3.250%	05/12/61	190	127,922
Ameren Corp.,
Sr. Unsec’d. Notes
2.500%	09/15/24(a)	380	360,793
Ameren Illinois Co.,
First Mortgage
2.900%	06/15/51	110	70,563
4.500%	03/15/49	100	85,627
American Electric Power Co., Inc.,
Jr. Sub. Notes
2.031%	03/15/24	225	215,130
American Express Co.,
Sr. Unsec’d. Notes
3.950%	08/01/25	190	184,125
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
1.200%	07/08/25	240	217,361
1.300%	09/09/26	55	48,054
American Tower Corp.,
Sr. Unsec’d. Notes
1.300%	09/15/25	175	155,276
2.950%	01/15/51	266	160,072
4.400%	02/15/26	130	125,443
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.300%	06/01/31	115	91,183
2.800%	05/01/30	65	55,128
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	04/02/25	440	420,433
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
2.700%	03/15/31	152	122,247
3.450%	12/15/27	355	326,045
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Amgen, Inc.,
Sr. Unsec’d. Notes
4.875%	03/01/53	75	$66,049
Amphenol Corp.,
Sr. Unsec’d. Notes
2.800%	02/15/30	100	84,060
Analog Devices, Inc.,
Sr. Unsec’d. Notes
1.700%	10/01/28	115	96,197
2.800%	10/01/41	80	56,674
2.950%	04/01/25	55	52,841
2.950%	10/01/51	60	39,964
Aon Corp.,
Gtd. Notes
2.800%	05/15/30	190	157,466
Appalachian Power Co.,
Sr. Unsec’d. Notes, Series Y
4.500%	03/01/49	100	81,230
Sr. Unsec’d. Notes, Series Z
3.700%	05/01/50	210	150,010
Apple, Inc.,
Sr. Unsec’d. Notes
1.400%	08/05/28	160	133,217
1.800%	09/11/24	310	295,450
2.550%	08/20/60	40	24,051
2.700%	08/05/51	430	283,407
3.000%	02/09/24	235	230,707
3.950%	08/08/52	155	129,228
4.100%	08/08/62	70	57,392
Ares Capital Corp.,
Sr. Unsec’d. Notes
2.150%	07/15/26(a)	752	629,687
2.875%	06/15/28	160	125,900
3.250%	07/15/25	1,195	1,092,105
3.875%	01/15/26	178	161,697
4.200%	06/10/24	830	802,630
Arizona Public Service Co.,
Sr. Unsec’d. Notes
3.350%	05/15/50	30	19,601
3.500%	12/01/49	40	26,832
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
2.950%	02/15/32	38	28,977
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes
3.500%	05/20/51	140	95,220
AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	03/25/26	770	684,532
2.300%	06/01/27	410	359,084
3.550%	09/15/55	45	29,551
3.800%	12/01/57	126	85,254
4.850%	03/01/39	396	343,424
Athene Holding Ltd.,
Sr. Unsec’d. Notes
3.450%	05/15/52	35	21,608

A21

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Atmos Energy Corp.,
Sr. Unsec’d. Notes
1.500%	01/15/31	270	$203,186
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.800%	06/01/29	100	88,851
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
4.080%	12/15/47	330	245,429
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	06/01/52	50	43,077
Bank of America Corp.,
Sr. Unsec’d. Notes
1.734%(ff)	07/22/27(a)	1,285	1,102,376
4.827%(ff)	07/22/26	380	371,024
Sr. Unsec’d. Notes, MTN
0.810%(ff)	10/24/24	1,200	1,140,491
0.981%(ff)	09/25/25	270	245,720
1.319%(ff)	06/19/26	970	860,190
2.496%(ff)	02/13/31	265	209,186
3.864%(ff)	07/23/24	326	321,383
4.083%(ff)	03/20/51	38	28,442
4.244%(ff)	04/24/38	340	280,327
Sub. Notes
6.110%	01/29/37	150	145,073
Sub. Notes, MTN
4.200%	08/26/24(a)	500	492,154
Banner Health,
Unsec’d. Notes, Series 2020
3.181%	01/01/50	26	18,058
Barings BDC, Inc.,
Sr. Unsec’d. Notes, 144A
3.300%	11/23/26	115	95,858
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
2.839%	11/15/50	29	18,841
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
4.298%	08/22/32	75	68,524
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.150%	11/15/43	200	182,656
6.125%	04/01/36	195	197,789
Sr. Unsec’d. Notes, 144A
4.600%	05/01/53	5	4,241
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.850%	10/15/50	40	25,772
3.850%	03/15/52	60	46,073
4.200%	08/15/48	50	41,430
Beth Israel Lahey Health, Inc.,
Sec’d. Notes, Series L
3.080%	07/01/51	66	41,424
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Black Hills Corp.,
Sr. Unsec’d. Notes
1.037%	08/23/24	75	$69,413
Block Financial LLC,
Gtd. Notes
2.500%	07/15/28	217	179,646
Boeing Co. (The),
Sr. Unsec’d. Notes
5.150%	05/01/30	490	453,733
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
4.625%	04/13/30	100	94,155
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	170	113,562
2.550%	11/13/50	280	173,057
3.900%	03/15/62	20	15,146
Broadcom, Inc.,
Gtd. Notes
3.150%	11/15/25	47	44,169
Gtd. Notes, 144A
3.500%	02/15/41	620	418,149
3.750%	02/15/51	550	358,589
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33	83	63,681
4.000%	04/15/29	645	568,588
Brown & Brown, Inc.,
Sr. Unsec’d. Notes
4.200%	03/17/32(a)	430	369,782
4.950%	03/17/52	214	174,212
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	02/15/51	60	40,813
4.375%	09/01/42	250	214,941
5.400%	06/01/41	30	29,313
Camden Property Trust,
Sr. Unsec’d. Notes
2.800%	05/15/30	70	58,840
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
2.750%	03/01/30	349	284,929
CBRE Services, Inc.,
Gtd. Notes
4.875%	03/01/26	260	254,893
Celanese US Holdings LLC,
Gtd. Notes
5.900%	07/05/24	255	251,587
6.050%	03/15/25	255	249,156
6.165%	07/15/27	110	103,916
6.330%	07/15/29	110	102,702
Cengage Learning Acquistions, Inc., Escrow Shares,
Sr. Sec’d. Notes
0.000%	04/15/99^	356	—
0.010%(c)	12/31/99^	69	—

A22

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
CenterPoint Energy Houston Electric LLC,
First Mortgage, Series AH
3.600%	03/01/52	30	$22,485
General Ref. Mortgage, Series AJ
4.850%	10/01/52	55	50,620
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30	200	167,864
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	280	225,879
5.375%	03/15/44	135	114,568
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
2.450%	03/03/27	140	125,952
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
3.700%	11/15/29	697	605,423
5.125%	06/30/27	930	901,526
Chevron Corp.,
Sr. Unsec’d. Notes
1.554%	05/11/25	130	120,302
2.236%	05/11/30	40	33,296
Choice Hotels International, Inc.,
Sr. Unsec’d. Notes
3.700%	12/01/29	420	353,671
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	303	300,543
Sr. Unsec’d. Notes
3.400%	03/15/51	265	181,018
Citigroup, Inc.,
Sr. Unsec’d. Notes
0.776%(ff)	10/30/24	1,635	1,554,839
1.678%(ff)	05/15/24	190	185,982
3.106%(ff)	04/08/26	1,375	1,289,607
4.650%	07/23/48	20	16,242
CME Group, Inc.,
Sr. Unsec’d. Notes
2.650%	03/15/32	130	106,853
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
3.000%	03/05/51	35	24,459
Colgate-Palmolive Co.,
Sr. Unsec’d. Notes
3.250%	08/15/32	35	31,239
Comcast Corp.,
Gtd. Notes
2.887%	11/01/51	185	115,554
2.987%	11/01/63	33	19,143
3.700%	04/15/24(a)	590	580,261
4.049%	11/01/52	73	55,683
CommonSpirit Health,
Sr. Sec’d. Notes
3.910%	10/01/50	93	66,283
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Commonwealth Edison Co.,
First Mortgage
3.000%	03/01/50	150	$100,700
Connecticut Light & Power Co. (The),
First Ref. Mortgage
4.000%	04/01/48	79	64,526
ConocoPhillips Co.,
Gtd. Notes
3.800%	03/15/52	205	157,167
Gtd. Notes, 144A
3.758%	03/15/42	455	365,418
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series A
4.125%	05/15/49	200	155,230
4.200%	03/15/42	150	118,088
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.875%	05/01/30	40	33,159
3.750%	05/01/50	90	65,175
4.750%	05/09/32	135	126,417
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.750%	10/01/41	50	45,793
Consumers Energy Co.,
First Mortgage
2.650%	08/15/52	50	31,192
4.200%	09/01/52	25	20,780
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.750%	04/20/32	67	51,751
Crown Castle, Inc.,
Sr. Unsec’d. Notes
1.350%	07/15/25(a)	590	529,636
2.250%	01/15/31	535	408,359
2.500%	07/15/31	250	192,898
2.900%	04/01/41	580	378,667
3.150%	07/15/23	1,000	986,842
5.200%	02/15/49	170	146,804
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38	110	96,407
5.125%	07/20/45	35	30,632
DCP Midstream Operating LP,
Gtd. Notes
3.250%	02/15/32	57	44,903
Deere & Co.,
Sr. Unsec’d. Notes
2.750%	04/15/25	40	38,202
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/30	171	156,441
5.000%	06/15/45	85	70,826
5.600%	07/15/41	385	345,589
7.875%	09/30/31	112	123,369
7.950%	04/15/32	164	181,712

A23

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
DH Europe Finance II Sarl,
Gtd. Notes
3.400%	11/15/49	100	$71,985
Dollar General Corp.,
Sr. Unsec’d. Notes
4.250%	09/20/24	35	34,579
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series A
4.600%	03/15/49	50	42,565
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	160	137,883
4.050%	09/15/42	200	156,820
DTE Electric Co.,
First Mortgage, Series C
2.625%	03/01/31	200	166,377
DTE Energy Co.,
Sr. Unsec’d. Notes
2.950%	03/01/30	200	167,766
Duke Energy Carolinas LLC,
First Mortgage
2.850%	03/15/32	70	57,940
3.450%	04/15/51	40	28,558
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46	45	31,890
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	95	74,246
3.800%	07/15/28	600	561,421
3.850%	11/15/42	400	311,247
Duke Energy Progress LLC,
First Mortgage
4.000%	04/01/52	5	3,913
Eagle Materials, Inc.,
Sr. Unsec’d. Notes
2.500%	07/01/31	280	204,319
EI du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
2.300%	07/15/30	205	167,590
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
2.950%	02/15/51	150	97,279
Enstar Group Ltd.,
Sr. Unsec’d. Notes
3.100%	09/01/31	210	151,639
Entergy Louisiana LLC,
First Mortgage
2.900%	03/15/51	95	60,346
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	40	28,269
EQT Corp.,
Sr. Unsec’d. Notes
7.000%	02/01/30	130	134,175
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Equifax, Inc.,
Sr. Unsec’d. Notes
3.950%	06/15/23	1,000	$994,390
Equinix, Inc.,
Sr. Unsec’d. Notes
3.000%	07/15/50	29	17,823
Essential Utilities, Inc.,
Sr. Unsec’d. Notes
3.566%	05/01/29	365	322,357
Estee Lauder Cos., Inc. (The),
Sr. Unsec’d. Notes
3.125%	12/01/49	90	63,546
Evergy Kansas Central, Inc.,
First Mortgage
3.450%	04/15/50	90	63,901
Eversource Energy,
Sr. Unsec’d. Notes
4.200%	06/27/24	285	281,010
Exelon Corp.,
Sr. Unsec’d. Notes, 144A
3.350%	03/15/32(a)	295	247,600
Extra Space Storage LP,
Gtd. Notes
2.350%	03/15/32	330	243,390
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.992%	03/19/25	535	514,196
3.452%	04/15/51	320	237,943
FactSet Research Systems, Inc.,
Sr. Unsec’d. Notes
2.900%	03/01/27(a)	425	383,701
First Republic Bank,
Sr. Unsec’d. Notes
1.912%(ff)	02/12/24	910	899,466
Flex Ltd.,
Sr. Unsec’d. Notes
3.750%	02/01/26	5	4,646
Florida Power & Light Co.,
First Mortgage
2.450%	02/03/32	60	48,802
2.875%	12/04/51	30	19,779
3.990%	03/01/49	131	107,007
Ford Foundation (The),
Unsec’d. Notes, Series 2020
2.815%	06/01/70	5	2,946
Fred Hutchinson Cancer Center,
Sr. Unsec’d. Notes, Series 2022
4.966%	01/01/52	59	53,541
Freeport-McMoRan, Inc.,
Gtd. Notes
4.550%	11/14/24	87	85,695
FS KKR Capital Corp.,
Sr. Unsec’d. Notes
2.625%	01/15/27	600	483,877
3.400%	01/15/26	723	637,718
4.125%	02/01/25	139	130,659

A24

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
General Dynamics Corp.,
Gtd. Notes
2.250%	06/01/31(a)	330	$269,529
3.250%	04/01/25	75	72,432
General Mills, Inc.,
Sr. Unsec’d. Notes
2.875%	04/15/30	310	263,580
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
1.700%	08/18/23	355	344,383
4.150%	06/19/23(a)	285	283,527
Genuine Parts Co.,
Sr. Unsec’d. Notes
1.750%	02/01/25(a)	425	392,878
1.875%	11/01/30	371	275,995
Georgetown University (The),
Sr. Unsec’d. Notes, Series 20A
2.943%	04/01/50	9	5,853
Global Payments, Inc.,
Sr. Unsec’d. Notes
5.950%	08/15/52	35	30,761
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25	295	285,520
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
4.017%(ff)	10/31/38	610	483,720
4.411%(ff)	04/23/39	205	170,487
4.482%(ff)	08/23/28	930	873,548
Sub. Notes
6.750%	10/01/37	300	299,761
Golub Capital BDC, Inc.,
Sr. Unsec’d. Notes
2.500%	08/24/26	217	181,965
Hackensack Meridian Health, Inc.,
Sec’d. Notes, Series 2020
2.675%	09/01/41	20	13,516
2.875%	09/01/50	1	646
Hershey Co. (The),
Sr. Unsec’d. Notes
2.650%	06/01/50	50	32,838
Hoag Memorial Hospital Presbyterian,
Unsec’d. Notes
3.803%	07/15/52	28	21,703
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.125%	12/15/49	3	2,061
4.000%	09/15/25	95	93,489
4.950%	09/15/52	85	79,687
5.875%	12/16/36	117	121,707
HP, Inc.,
Sr. Unsec’d. Notes
1.450%	06/17/26	905	780,734
2.200%	06/17/25	199	184,296
2.650%	06/17/31	330	242,850
3.000%	06/17/27	205	181,981
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
3.400%	06/17/30	15	$12,177
4.000%	04/15/29(a)	994	874,271
6.000%	09/15/41(a)	441	383,382
HSBC USA, Inc.,
Sr. Unsec’d. Notes
3.750%	05/24/24	200	195,800
Huntsman International LLC,
Sr. Unsec’d. Notes
4.500%	05/01/29	30	26,434
IDEX Corp.,
Sr. Unsec’d. Notes
2.625%	06/15/31	1,205	968,658
3.000%	05/01/30	460	386,651
Inova Health System Foundation,
Unsec’d. Notes
4.068%	05/15/52	7	5,743
Intel Corp.,
Sr. Unsec’d. Notes
2.875%	05/11/24(a)	1,000	974,255
International Business Machines Corp.,
Sr. Unsec’d. Notes
4.000%	07/27/25(a)	935	916,220
4.150%	05/15/39	300	247,298
4.400%	07/27/32	770	710,260
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.375%	03/01/41	110	72,835
Intuit, Inc.,
Sr. Unsec’d. Notes
1.650%	07/15/30	31	24,173
Jabil, Inc.,
Sr. Unsec’d. Notes
1.700%	04/15/26(a)	385	334,566
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
3.400%	06/06/25(a)	275	265,919
Johnson & Johnson,
Sr. Unsec’d. Notes
3.625%	03/03/37	465	402,242
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.005%(ff)	03/13/26	1,472	1,347,235
2.083%(ff)	04/22/26	738	672,335
4.023%(ff)	12/05/24	440	433,070
4.032%(ff)	07/24/48	25	18,944
4.851%(ff)	07/25/28	470	450,955
4.912%(ff)	07/25/33	165	152,382
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021
2.810%	06/01/41	23	16,047
3.002%	06/01/51	60	39,646
Kentucky Utilities Co.,
First Mortgage
3.300%	06/01/50	140	97,484

A25

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.950%	04/15/29		497	$453,875
4.050%	04/15/32		230	202,401
4.500%	04/15/52		305	241,248
KeyBank NA,
Sr. Unsec’d. Notes
1.250%	03/10/23		425	419,048
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
4.600%	04/06/27		375	363,879
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
2.875%	02/07/50		64	43,192
Kinder Morgan, Inc.,
Gtd. Notes
4.800%	02/01/33		285	255,710
5.550%	06/01/45		155	135,624
Kraft Heinz Foods Co.,
Gtd. Notes
3.875%	05/15/27		170	158,896
4.875%	10/01/49		235	194,153
Kyndryl Holdings, Inc.,
Sr. Unsec’d. Notes
4.100%	10/15/41		15	8,601
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, EMTN
0.000%	02/05/14(d)	EUR	900	4,851
4.750%	01/16/14(d)	EUR	415	2,237
5.375%	10/17/12(d)	EUR	50	270
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
1.850%	06/15/30		45	36,558
3.900%	06/15/32(a)		360	333,137
4.150%	06/15/53		190	159,256
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.350%	04/01/27		90	83,484
4.000%	04/15/25		70	68,586
Marathon Oil Corp.,
Sr. Unsec’d. Notes
6.600%	10/01/37		35	34,052
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.000%	10/15/27		70	67,612
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.300%	03/14/23		140	139,224
4.200%	03/01/48		665	530,532
4.350%	01/30/47		295	241,497
4.750%	03/15/39		445	400,729
Masco Corp.,
Sr. Unsec’d. Notes
2.000%	10/01/30		45	33,884
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Massachusetts Institute of Technology,
Unsec’d. Notes
3.067%	04/01/52	111	$81,211
Mastercard, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	920	859,304
2.950%	03/15/51	220	149,982
3.650%	06/01/49	438	341,576
3.850%	03/26/50	240	193,386
McCormick & Co., Inc.,
Sr. Unsec’d. Notes
4.200%	08/15/47	50	40,197
McDonald’s Corp.,
Sr. Unsec’d. Notes
5.150%	09/09/52	150	139,497
McKesson Corp.,
Sr. Unsec’d. Notes
0.900%	12/03/25	50	43,805
Memorial Sloan-Kettering Cancer Center,
Unsec’d. Notes, Series 2020
2.955%	01/01/50	11	7,359
Merck & Co., Inc.,
Sr. Unsec’d. Notes
0.750%	02/24/26(a)	1,230	1,080,006
4.000%	03/07/49	110	90,768
Meta Platforms, Inc.,
Sr. Unsec’d. Notes, 144A
3.850%	08/15/32	80	70,487
4.450%	08/15/52	95	77,607
Methodist Hospital (The),
Unsec’d. Notes, Series 20A
2.705%	12/01/50	24	14,926
MetLife, Inc.,
Sr. Unsec’d. Notes
4.050%	03/01/45	60	47,145
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.663%	02/15/30	85	75,896
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	135	88,791
2.921%	03/17/52	130	91,916
3.450%	08/08/36	370	323,366
Mid-America Apartments LP,
Sr. Unsec’d. Notes
1.100%	09/15/26	30	25,601
Mississippi Power Co.,
Sr. Unsec’d. Notes, Series 12-A
4.250%	03/15/42	220	174,589
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
8.875%	10/15/20^(d)	566	—
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	05/04/25	255	233,100

A26

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
4.431%(ff)	01/23/30	145	$133,426
Sr. Unsec’d. Notes, MTN
2.188%(ff)	04/28/26	590	541,366
2.802%(ff)	01/25/52	195	117,564
3.971%(ff)	07/22/38	300	239,278
4.300%	01/27/45	330	261,966
Sub. Notes, MTN
4.100%	05/22/23	1,540	1,533,649
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
2.300%	11/15/30	116	87,202
4.600%	02/23/28	223	210,851
5.500%	09/01/44	510	431,807
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	40	32,132
4.700%	04/15/48	200	153,021
4.875%	12/01/24	66	65,261
4.950%	03/14/52	870	684,238
5.200%	03/01/47	20	16,481
5.500%	02/15/49	655	558,216
Nasdaq, Inc.,
Sr. Unsec’d. Notes
3.250%	04/28/50	17	11,183
3.850%	06/30/26	32	30,543
National Fuel Gas Co.,
Sr. Unsec’d. Notes
2.950%	03/01/31	270	210,653
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
3.700%	03/15/29	50	45,689
Sec’d. Notes
4.150%	12/15/32	70	64,056
NetApp, Inc.,
Sr. Unsec’d. Notes
2.375%	06/22/27	45	39,719
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.250%	06/01/30	330	263,198
NiSource, Inc.,
Sr. Unsec’d. Notes
5.000%	06/15/52	40	34,960
Northern States Power Co.,
First Mortgage
2.600%	06/01/51	30	18,562
3.200%	04/01/52	25	17,499
3.600%	09/15/47	141	107,463
4.500%	06/01/52	30	26,233
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50	62	41,755
NSTAR Electric Co.,
Sr. Unsec’d. Notes
3.100%	06/01/51	40	26,604
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
4.950%	09/15/52	55	$51,299
Nucor Corp.,
Sr. Unsec’d. Notes
3.125%	04/01/32	80	65,588
NVR, Inc.,
Sr. Unsec’d. Notes
3.000%	05/15/30	1,055	860,456
Office Properties Income Trust,
Sr. Unsec’d. Notes
3.450%	10/15/31	120	72,734
Oncor Electric Delivery Co. LLC,
First Mortgage
2.700%	11/15/51	30	19,131
Sr. Sec’d. Notes
2.950%	04/01/25(a)	1,000	954,360
7.000%	05/01/32	100	112,428
Sr. Sec’d. Notes, 144A
4.600%	06/01/52	10	8,895
4.950%	09/15/52	50	47,159
ONE Gas, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/32	120	108,611
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41	115	102,079
ONEOK, Inc.,
Gtd. Notes
2.750%	09/01/24	545	518,788
6.350%	01/15/31	425	417,017
7.150%	01/15/51	20	19,070
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	04/01/25(a)	545	508,417
2.875%	03/25/31	420	330,853
3.950%	03/25/51	305	202,481
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.293%	04/05/27	20	17,703
3.112%	02/15/40	30	21,114
3.362%	02/15/50	15	10,129
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
0.800%	06/08/23	45	43,906
Pacific Gas & Electric Co.,
First Mortgage
2.500%	02/01/31	80	58,246
3.150%	01/01/26	60	53,900
3.300%	08/01/40	125	80,266
3.500%	08/01/50	80	48,755
4.500%	07/01/40	60	43,690
4.950%	07/01/50	100	73,535
PacifiCorp,
First Mortgage
2.900%	06/15/52	20	12,772

A27

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.050%	10/01/51	80	$50,394
PECO Energy Co.,
First Mortgage
4.600%	05/15/52	100	88,058
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.000%	03/05/42	50	42,768
Pfizer, Inc.,
Sr. Unsec’d. Notes
7.200%	03/15/39	26	30,950
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.100%	05/01/30	350	265,876
3.875%	08/21/42	250	167,973
4.250%	11/10/44	450	314,944
6.375%	05/16/38	690	654,729
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
5.050%	05/15/52	10	8,786
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
2.150%	01/15/31	55	42,392
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.900%	02/15/45	70	51,551
President & Fellows of Harvard College,
Unsec’d. Notes
2.517%	10/15/50	14	9,117
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
2.800%	03/25/27	180	167,239
Progressive Corp. (The),
Sr. Unsec’d. Notes
4.125%	04/15/47	107	88,674
Providence St. Joseph Health Obligated Group,
Sr. Unsec’d. Notes, Series 21A
2.700%	10/01/51	53	31,656
Public Service Co. of Colorado,
First Mortgage, Series 36
2.700%	01/15/51	80	51,070
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	150	81,289
2.700%	05/01/50	50	31,511
Public Storage,
Sr. Unsec’d. Notes
1.850%	05/01/28(a)	855	720,685
1.950%	11/09/28	695	578,698
3.385%	05/01/29	500	450,833
Puget Sound Energy, Inc.,
First Mortgage
4.223%	06/15/48	105	86,453
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Quanta Services, Inc.,
Sr. Unsec’d. Notes
0.950%	10/01/24	825	$754,822
2.350%	01/15/32	480	353,637
2.900%	10/01/30	349	281,039
3.050%	10/01/41	520	329,558
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.650%	08/16/23	43	42,650
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
2.800%	09/15/50	400	241,563
Reliance Steel & Aluminum Co.,
Sr. Unsec’d. Notes
2.150%	08/15/30	810	616,844
Rockefeller Foundation (The),
Unsec’d. Notes, Series 2020
2.492%	10/01/50	21	13,092
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/24	385	366,059
S&P Global, Inc.,
Gtd. Notes
2.300%	08/15/60	534	280,147
Sr. Unsec’d. Notes, 144A
2.450%	03/01/27	20	17,956
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30	29	21,366
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.125%	06/01/24	150	145,696
Simon Property Group LP,
Sr. Unsec’d. Notes
1.375%	01/15/27	40	34,169
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30	370	292,839
3.650%	02/01/50	85	58,226
First Ref. Mortgage, Series C
4.125%	03/01/48	40	29,722
Southern California Gas Co.,
First Mortgage
3.750%	09/15/42	207	154,964
Southern Co. Gas Capital Corp.,
Gtd. Notes, Series 21A
3.150%	09/30/51	60	37,917
Southern Power Co.,
Sr. Unsec’d. Notes
0.900%	01/15/26	302	262,174
5.150%	09/15/41	100	87,837
Southwest Gas Corp.,
Sr. Unsec’d. Notes
4.050%	03/15/32	30	25,290

A28

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Sutter Health,
Unsec’d. Notes, Series 20A
3.361%	08/15/50	14	$9,709
SVB Financial Group,
Sr. Unsec’d. Notes
1.800%	02/02/31	55	39,248
Targa Resources Corp.,
Gtd. Notes
4.950%	04/15/52	60	46,370
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.000%	01/15/32	875	723,228
4.875%	02/01/31	550	472,839
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30	125	100,284
2.700%	09/15/51	230	155,150
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	100	69,330
6.550%	05/01/37	142	128,800
T-Mobile USA, Inc.,
Gtd. Notes
5.650%	01/15/53(a)	365	345,428
5.800%	09/15/62	300	278,112
Sr. Unsec’d. Notes
3.300%	02/15/51	70	45,648
3.600%	11/15/60	240	155,199
4.500%	04/15/50	135	108,578
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.125%	06/18/26(a)	590	516,674
3.650%	08/18/25	15	14,517
Trane Technologies Luxembourg Finance SA,
Gtd. Notes
4.500%	03/21/49	40	31,850
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.950%	05/15/50	5	3,694
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.200%	08/05/25	970	872,940
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
1.500%	08/01/30	50	37,740
3.250%	05/01/51	15	9,990
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
5.100%	09/28/48	30	26,646
U.S. Bank NA,
Sr. Unsec’d. Notes
3.400%	07/24/23(a)	385	381,566
UMass Memorial Health Care Obligated Group,
Unsec’d. Notes
5.363%	07/01/52	17	15,511
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.973%	09/16/62	135	$81,934
3.250%	02/05/50	40	28,281
3.750%	02/05/70	15	10,419
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
5.300%	04/01/50	115	115,478
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	275	221,852
2.300%	05/15/31	210	168,924
2.375%	08/15/24	160	153,578
3.125%	05/15/60(a)	600	385,520
3.250%	05/15/51	35	24,386
4.250%	03/15/43	100	84,758
University of Chicago (The),
Unsec’d. Notes, Series 20B
2.761%	04/01/45	47	35,463
Unsec’d. Notes, Series C
2.547%	04/01/50	43	28,661
University of Southern California,
Sr. Unsec’d. Notes, Series 21A
2.945%	10/01/51	70	48,620
VeriSign, Inc.,
Sr. Unsec’d. Notes
2.700%	06/15/31	235	183,462
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes
5.500%	06/15/45	30	28,204
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.550%	03/21/31	315	251,479
2.875%	11/20/50	30	18,432
2.987%	10/30/56	80	47,493
3.000%	11/20/60	270	157,097
4.125%	08/15/46	210	165,522
4.522%	09/15/48	25	20,751
Viatris, Inc.,
Gtd. Notes
1.650%	06/22/25	45	40,061
4.000%	06/22/50	60	35,852
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.950%	11/15/51	40	26,016
Visa, Inc.,
Sr. Unsec’d. Notes
3.650%	09/15/47	265	208,399
WakeMed,
Unsec’d. Notes, Series A
3.286%	10/01/52	31	21,396
Washington Gas Light Co.,
Sr. Unsec’d. Notes, MTN
3.650%	09/15/49	10	7,501

A29

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Waste Connections, Inc.,
Sr. Unsec’d. Notes
2.600%	02/01/30	81	$67,477
3.200%	06/01/32	195	163,451
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes
0.550%	09/15/23(a)	490	469,457
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
4.540%(ff)	08/15/26	1,500	1,452,474
4.808%(ff)	07/25/28	375	358,283
4.897%(ff)	07/25/33	1,200	1,103,850
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
4.000%	04/15/30	90	79,616
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	10/15/51	340	225,868
5.100%	09/15/45	267	226,101
8.750%	03/15/32	150	175,132
Willis North America, Inc.,
Gtd. Notes
2.950%	09/15/29	185	152,198
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
1.700%	06/15/28	10	8,341
4.750%	09/30/32	25	24,107
Wisconsin Power & Light Co.,
Sr. Unsec’d. Notes
3.950%	09/01/32	130	117,224
Wisconsin Public Service Corp.,
Sr. Unsec’d. Notes
3.300%	09/01/49	35	24,475
Yale University,
Unsec’d. Notes, Series 2020
2.402%	04/15/50	67	43,336
Zoetis, Inc.,
Sr. Unsec’d. Notes
4.700%	02/01/43	67	58,769
			102,360,833

Total Corporate Bonds (cost $142,027,252)			120,045,319
Municipal Bonds — 0.2%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series S1
6.918%	04/01/40	250	286,075
Taxable, Revenue Bonds, Series F
3.126%	04/01/55	40	26,629
California State University,
Taxable, Revenue Bonds, Series B
2.719%	11/01/52	220	139,332
Taxable, Revenue Bonds, Series E
2.897%	11/01/51	65	44,325
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
Los Angeles Unified School District,
General Obligation Unlimited, Taxable, BABs
5.750%	07/01/34	150	$153,194
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.548%	05/15/48	100	112,504
Taxable, Revenue Bonds, Series N
3.256%	05/15/60	5	3,307
San Francisco Public Utilities Commission Water Revenue,
Taxable, Revenue Bonds, Series A
3.303%	11/01/39	20	15,674
State of California,
General Obligation Unlimited, Taxable, BABs
7.550%	04/01/39	135	166,071
			947,111
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114	25	21,511
Florida — 0.0%
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.154%	07/01/30	34	27,170
Illinois — 0.0%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue,
Revenue Bonds, Series B
6.899%	12/01/40	100	112,049
Sales Tax Securitization Corp.,
Taxable, Revenue Bonds, Series B
3.238%	01/01/42	55	41,464
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	56	58,022
			211,535
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority,
Taxable, Revenue Bonds, Series A
4.275%	02/01/36	35	32,300
Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority,
Taxable, Revenue Bonds, Series D
3.052%	07/01/40	35	24,809
3.197%	07/01/50	20	13,102
			37,911
Massachusetts — 0.0%
Commonwealth of Massachusetts,
General Obligation Limited, Taxable, Series H
2.900%	09/01/49	30	21,179

A30

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Michigan — 0.0%
University of Michigan,
Taxable, Revenue Bonds, Series A
4.454%	04/01/2122	30	$23,923
New Jersey — 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	100	121,725
New York — 0.0%
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs, Series E
6.814%	11/15/40	40	43,381
New York City Municipal Water Finance Authority,
Revenue Bonds, BABs
5.724%	06/15/42	100	106,345
5.952%	06/15/42	80	87,345
New York State Dormitory Authority,
Taxable, Revenue Bonds, Series B
3.142%	07/01/43	70	53,439
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	110	95,050
			385,560
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The),
Taxable, Revenue Bonds, Series 21-A
3.204%	01/15/51	95	65,905
Ohio — 0.0%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
7.834%	02/15/41	100	121,530
Texas — 0.1%
Board of Regents of the University of Texas System,
Taxable, Revenue Bonds, Series B
2.439%	08/15/49	90	55,862
Dallas Area Rapid Transit,
Revenue Bonds, BABs, Series B
5.999%	12/01/44	85	93,843
Taxable, Revenue Bonds, Series A
2.613%	12/01/48	60	39,308
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds
2.843%	11/01/46	110	74,744
Texas Transportation Commission,
General Obligation Unlimited, Taxable
2.472%	10/01/44	125	82,996
Texas Transportation Commission State Highway Fund,
Taxable, Revenue Bonds
4.000%	10/01/33	170	156,724
			503,477
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series B
2.584%	11/01/51	80	$52,742

Total Municipal Bonds (cost $3,356,702)			2,573,579
Residential Mortgage-Backed Securities — 2.1%
United States
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC02, Class 2A
5.000%	05/25/34	26	21,985
Citigroup Mortgage Loan Trust,
Series 2014-A, Class A, 144A
4.000%(cc)	01/25/35	17	15,578
Connecticut Avenue Securities Trust,
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
5.384%(c)	08/25/31	427	425,620
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
5.234%(c)	09/25/31	82	82,153
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)
3.831%(c)	10/25/41	1,185	1,125,623
Series 2021-R03, Class 1M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
3.131%(c)	12/25/41	656	641,030
Series 2022-R01, Class 1M1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
3.281%(c)	12/25/41	2,291	2,247,490
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)
4.181%(c)	12/25/41	1,225	1,115,521
Series 2022-R02, Class 2M1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
3.481%(c)	01/25/42	1,259	1,233,016
Fannie Mae Connecticut Avenue Securities,
Series 2017-C01, Class 1EB1, 1 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
4.334%(c)	07/25/29	1,379	1,372,784
Series 2017-C03, Class 1ED1, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.000%)
3.784%(c)	10/25/29	1,173	1,149,638
Series 2017-C03, Class 1M2, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
6.084%(c)	10/25/29	2,381	2,398,980
Series 2017-C03, Class 1M2C, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
6.084%(c)	10/25/29	592	594,459
Series 2017-C05, Class 1M2C, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
5.284%(c)	01/25/30	900	890,639
Series 2018-C01, Class 1M2C, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
5.334%(c)	07/25/30	720	714,215

A31

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2021-R02, Class 2M1, 144A, 30 Day Average SOFR + 0.900% (Cap N/A, Floor 0.000%)
3.181%(c)	11/25/41	1,434	$1,404,122
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2016-DNA01, Class M3, 1 Month LIBOR + 5.550% (Cap N/A, Floor 0.000%)
8.634%(c)	07/25/28	313	329,602
Series 2017-DNA01, Class M2, 1 Month LIBOR + 3.250% (Cap N/A, Floor 0.000%)
6.334%(c)	07/25/29	1,880	1,895,310
Series 2017-HQA02, Class M2, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
5.734%(c)	12/25/29	303	300,304
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)
4.881%(c)	11/25/50	1,257	1,242,870
Series 2021-DNA02, Class M1, 144A, 30 Day Average SOFR + 0.800% (Cap N/A, Floor 0.000%)
3.081%(c)	08/25/33	315	313,292
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class M2, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
4.784%(c)	01/25/50	1,785	1,765,820
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
4.934%(c)	02/25/50	2,162	2,128,390
Series 2020-DNA04, Class M2B, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
6.834%(c)	08/25/50	77	76,755
Series 2021-DNA03, Class M1, 144A, 30 Day Average SOFR + 0.750% (Cap N/A, Floor 0.000%)
3.031%(c)	10/25/33	1,086	1,061,614
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
4.381%(c)	10/25/33	190	180,971
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
3.931%(c)	01/25/34	1,441	1,405,623
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
3.781%(c)	10/25/41	1,430	1,297,724
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
4.081%(c)	11/25/41	890	797,661
Series 2021-HQA01, Class M1, 144A, 30 Day Average SOFR + 0.700% (Cap N/A, Floor 0.000%)
2.981%(c)	08/25/33	276	275,201
Series 2021-HQA02, Class M1, 144A, 30 Day Average SOFR + 0.700% (Cap N/A, Floor 0.000%)
2.981%(c)	12/25/33	626	619,193
Series 2022-HQA01, Class M1A, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
4.381%(c)	03/25/42	630	626,179
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
FHLMC Structured Agency Credit Risk Trust,
Series 2019-FTR02, Class M1, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
4.034%(c)	11/25/48	790	$780,028

Total Residential Mortgage-Backed Securities (cost $31,388,409)			30,529,390
Sovereign Bonds — 0.1%
Indonesia — 0.0%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
3.500%	01/11/28	265	241,779
Israel — 0.0%
State of Israel,
Sr. Unsec’d. Notes
3.375%	01/15/50	200	147,600
Mexico — 0.1%
Mexico Government International Bond,
Sr. Unsec’d. Notes
3.771%	05/24/61	275	162,559
Sr. Unsec’d. Notes, Series A, MTN
6.750%	09/27/34	246	248,583
			411,142
Panama — 0.0%
Panama Government International Bond,
Sr. Unsec’d. Notes
3.870%	07/23/60	265	156,880
Peru — 0.0%
Peruvian Government International Bond,
Sr. Unsec’d. Notes
3.550%	03/10/51	260	172,868
4.125%	08/25/27	189	178,522
			351,390
Uruguay — 0.0%
Uruguay Government International Bond,
Sr. Unsec’d. Notes
5.100%	06/18/50	360	327,872

Total Sovereign Bonds (cost $2,199,279)			1,636,663
U.S. Government Agency Obligations — 8.9%
Federal Home Loan Mortgage Corp.
1.500%	03/01/36	162	139,159
1.500%	02/01/37	251	215,184
1.500%	03/01/37	478	410,387
1.500%	05/01/51	476	365,239
2.000%	12/01/35	262	230,811
2.000%	02/01/36	252	222,174
2.000%	02/01/36	254	223,776
2.000%	02/01/36	591	521,662
2.000%	03/01/36	73	64,619

A32

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	03/01/36	160	$140,939
2.000%	05/01/36	164	145,075
2.000%	05/01/36	581	512,848
2.000%	06/01/36	181	159,934
2.000%	08/01/36	68	59,977
2.000%	09/01/36	261	230,643
2.000%	10/01/36	46	40,488
2.000%	11/01/36	369	325,689
2.000%	01/01/37	47	41,819
2.000%	02/01/37	221	195,512
2.000%	04/01/37	270	238,532
2.000%	05/01/37	164	144,478
2.000%	06/01/37	449	396,388
2.000%	09/01/50	218	177,480
2.000%	10/01/50	75	60,844
2.000%	10/01/50	119	96,917
2.000%	10/01/50	123	99,911
2.000%	10/01/50	170	138,179
2.000%	12/01/50	125	101,710
2.000%	02/01/51	235	191,392
2.000%	02/01/51	316	256,935
2.000%	03/01/51	186	151,695
2.000%	03/01/51	199	162,375
2.000%	03/01/51	236	192,007
2.000%	03/01/51	378	307,712
2.000%	04/01/51	718	584,652
2.000%	05/01/51	224	182,594
2.000%	05/01/51	1,438	1,170,143
2.000%	06/01/51	116	94,313
2.000%	06/01/51	702	570,962
2.000%	07/01/51	365	296,807
2.000%	08/01/51	118	95,569
2.000%	10/01/51	234	190,615
2.000%	10/01/51	235	191,065
2.000%	10/01/51	397	323,206
2.000%	11/01/51	235	191,226
2.000%	11/01/51	236	191,453
2.000%	11/01/51	240	195,175
2.000%	11/01/51	304	247,189
2.000%	12/01/51	880	715,064
2.000%	03/01/52	120	97,369
2.500%	07/01/32	1,770	1,642,510
2.500%	10/01/35	207	188,634
2.500%	05/01/36	453	412,536
2.500%	07/01/36	117	106,129
2.500%	03/01/37	480	435,332
2.500%	06/01/50	109	92,284
2.500%	11/01/50	137	116,004
2.500%	11/01/50	571	482,675
2.500%	12/01/50	524	443,057
2.500%	01/01/51	98	82,596
2.500%	01/01/51	126	106,131
2.500%	01/01/51	247	208,836
2.500%	12/01/51	471	398,314
2.500%	01/01/52	119	99,743
2.500%	03/01/52	215	180,559
2.500%	04/01/52	267	224,981
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	03/01/27	24	$23,616
3.000%	05/01/27	11	10,425
3.000%	11/01/27	72	69,873
3.000%	04/01/29	86	81,772
3.000%	05/01/29	1,055	1,019,134
3.000%	03/01/30	51	48,012
3.000%	02/01/31	89	83,254
3.000%	05/01/31	19	18,343
3.000%	06/01/31	11	10,140
3.000%	05/01/33	9	8,391
3.000%	05/01/33	21	19,564
3.000%	05/01/33	41	37,877
3.000%	03/01/46	486	432,018
3.000%	07/01/46	398	354,621
3.000%	07/01/46	454	404,625
3.000%	11/01/46	279	247,079
3.000%	12/01/46	571	507,798
3.000%	12/01/46	846	751,289
3.000%	04/01/50	429	376,122
3.000%	05/01/50	117	102,179
3.000%	07/01/50	136	120,039
3.000%	08/01/50	595	524,072
3.000%	11/01/51	390	341,473
3.500%	03/01/32	38	35,919
3.500%	04/01/32	83	78,115
3.500%	02/01/34	263	249,113
3.500%	05/01/35	59	55,431
3.500%	03/01/38	32	30,028
3.500%	09/01/38	7	6,423
3.500%	01/01/47	76	69,049
3.500%	11/01/47	159	144,942
3.500%	02/01/48	571	520,978
3.500%	02/01/49	244	224,057
3.500%	09/01/49	500	454,848
4.000%	07/01/29	6	5,507
4.000%	05/01/33	33	32,284
4.000%	06/01/44	186	175,798
4.000%	02/01/45	22	20,544
4.000%	02/01/48	26	24,500
4.000%	05/01/48	670	630,898
4.000%	06/01/48	43	41,117
4.000%	06/01/48	62	58,767
4.000%	06/01/52	391	363,778
4.500%	06/01/38	27	26,220
4.500%	07/01/39	51	50,478
4.500%	09/01/39	3	2,797
4.500%	10/01/39	8	7,611
4.500%	01/01/40	22	21,454
4.500%	02/01/40	3	2,877
4.500%	04/01/40	7	6,625
4.500%	02/01/41	20	20,100
4.500%	07/01/41	4	4,013
4.500%	08/01/41	3	3,183
4.500%	10/01/41	97	94,760
4.500%	01/01/42	3	3,044
4.500%	05/01/42	4	3,615
4.500%	01/01/45	4	4,025

A33

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	01/01/46	75	$73,702
4.500%	09/01/46	14	13,582
4.500%	05/01/47	12	11,301
4.500%	06/01/47	9	9,026
4.500%	06/01/48	16	15,816
4.500%	07/01/48	7	6,456
4.500%	07/01/48	14	13,375
4.500%	07/01/48	16	15,216
4.500%	10/01/48	7	7,102
4.500%	10/01/48	21	20,823
5.000%	01/01/37	11	10,890
5.000%	02/01/37	11	10,781
5.000%	03/01/38	76	76,614
5.000%	09/01/47	8	7,841
5.000%	03/01/48	3	3,289
5.000%	05/01/48	20	19,953
5.000%	04/01/49	8	8,214
5.500%	06/01/35	47	48,471
5.500%	08/01/38	50	51,457
6.000%	09/01/36	48	50,316
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.495% (Cap 7.078%, Floor 1.495%)
3.245%(c)	06/01/43	1	1,360
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.600% (Cap 7.362%, Floor 1.600%)
2.361%(c)	08/01/43	2	1,986
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.650% (Cap 7.452%, Floor 1.650%)
2.451%(c)	05/01/43	9	8,670
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.732% (Cap 8.237%, Floor 1.732%)
3.414%(c)	08/01/41	20	20,706
Federal National Mortgage Assoc.
1.500%	TBA	1,429	1,224,771
1.500%	10/01/36	107	92,166
1.500%	03/01/37	770	661,420
1.500%	04/01/37	219	188,291
1.500%	01/01/51	1,904	1,466,142
1.500%	07/01/51	335	258,070
1.500%	11/01/51	429	329,691
2.000%	TBA	25	20,236
2.000%	TBA	228	200,458
2.000%	12/01/35	108	95,712
2.000%	12/01/35	141	124,284
2.000%	02/01/36	137	121,271
2.000%	02/01/36	143	126,393
2.000%	02/01/36	221	195,089
2.000%	02/01/36	285	251,379
2.000%	02/01/36	287	253,435
2.000%	02/01/36	321	283,616
2.000%	02/01/36	711	628,385
2.000%	03/01/36	82	72,090
2.000%	03/01/36	145	127,577
2.000%	08/01/36	68	59,664
2.000%	11/01/36	461	406,812
2.000%	05/01/37	125	110,543
2.000%	06/01/37	126	110,731
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	07/01/50	443	$360,973
2.000%	09/01/50	186	152,051
2.000%	09/01/50	266	216,959
2.000%	10/01/50	288	234,526
2.000%	12/01/50	61	49,379
2.000%	12/01/50	296	241,325
2.000%	12/01/50	468	381,374
2.000%	01/01/51	326	265,773
2.000%	01/01/51	472	385,379
2.000%	02/01/51	86	70,283
2.000%	02/01/51	106	86,116
2.000%	02/01/51	233	189,901
2.000%	02/01/51	294	239,489
2.000%	02/01/51	755	614,755
2.000%	03/01/51	273	222,117
2.000%	04/01/51	98	80,012
2.000%	04/01/51	111	90,291
2.000%	04/01/51	374	304,388
2.000%	04/01/51	512	417,168
2.000%	05/01/51	91	74,163
2.000%	06/01/51	238	193,287
2.000%	06/01/51	412	335,787
2.000%	06/01/51	663	539,147
2.000%	07/01/51	294	238,628
2.000%	07/01/51	628	511,151
2.000%	08/01/51	229	186,002
2.000%	10/01/51	96	78,045
2.000%	10/01/51	117	95,309
2.000%	10/01/51	140	114,145
2.000%	10/01/51(h)	5,795	4,710,339
2.000%	11/01/51	261	213,160
2.000%	11/01/51	482	392,568
2.000%	11/01/51	710	576,226
2.000%	12/01/51	4,866	3,944,305
2.000%	01/01/52	1,438	1,171,465
2.500%	11/01/34	233	211,766
2.500%	10/01/35	303	274,924
2.500%	03/01/36	264	240,046
2.500%	05/01/36	130	118,245
2.500%	06/01/36	236	214,176
2.500%	07/01/36	64	57,802
2.500%	08/01/50	221	186,733
2.500%	11/01/50	132	111,733
2.500%	01/01/51	201	169,928
2.500%	02/01/51	77	64,985
2.500%	03/01/51	322	271,842
2.500%	03/01/51	543	458,670
2.500%	07/01/51	94	79,542
2.500%	07/01/51	112	95,092
2.500%	07/01/51	134	112,724
2.500%	07/01/51	292	246,049
2.500%	07/01/51	323	272,001
2.500%	08/01/51	232	195,296
2.500%	08/01/51	413	349,117
2.500%	08/01/51	475	400,874
2.500%	09/01/51	903	760,900
2.500%	10/01/51	1,956	1,649,548

A34

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	11/01/51	329	$276,775
2.500%	11/01/51	518	436,347
2.500%	12/01/51	964	812,133
2.500%	12/01/51	1,151	969,292
2.500%	12/01/51	1,315	1,106,951
2.500%	12/01/51	1,443	1,215,372
2.500%	01/01/52	500	422,515
2.500%	01/01/52	3,804	3,202,770
2.500%	03/01/52	972	818,509
2.500%	04/01/52	223	187,481
2.500%	04/01/52	609	511,925
3.000%	TBA	3,180	2,766,997
3.000%	01/01/27	33	31,781
3.000%	08/01/27	11	10,631
3.000%	09/01/27	10	9,658
3.000%	09/01/27	81	78,593
3.000%	11/01/27	7	6,466
3.000%	11/01/27	8	7,463
3.000%	11/01/27	10	9,725
3.000%	11/01/27	13	12,317
3.000%	11/01/27	13	12,694
3.000%	11/01/27	16	15,524
3.000%	12/01/27	7	6,992
3.000%	05/01/33	12	11,195
3.000%	05/01/33	21	19,501
3.000%	05/01/33	37	33,737
3.000%	08/01/33	213	196,466
3.000%	03/01/35	110	102,075
3.000%	04/01/35	721	671,615
3.000%	07/01/35	88	82,423
3.000%	12/01/35	105	97,181
3.000%	11/01/49	35	30,481
3.000%	12/01/49	39	33,989
3.000%	02/01/50	112	98,010
3.000%	03/01/50	49	42,832
3.000%	10/01/50	668	598,926
3.000%	01/01/51	163	143,423
3.000%	07/01/51	824	721,620
3.000%	08/01/51	248	218,133
3.000%	08/01/51	1,719	1,506,080
3.000%	04/01/52	949	829,772
3.000%	05/01/52	73	63,827
3.000%	05/01/52	973	849,727
3.500%	TBA	3,725	3,352,209
3.500%	11/01/30	4	3,403
3.500%	05/01/32	18	16,708
3.500%	06/01/32	61	57,917
3.500%	08/01/32	15	13,983
3.500%	09/01/32	133	125,048
3.500%	01/01/35	20	19,006
3.500%	06/01/35	29	26,931
3.500%	06/01/35	49	46,250
3.500%	09/01/38	5	4,170
3.500%	08/01/45	222	203,553
3.500%	07/01/47	229	209,499
3.500%	09/01/47	44	39,757
3.500%	09/01/47	678	618,116
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	10/01/47	621	$567,857
3.500%	02/01/48	183	167,646
3.500%	07/01/48	336	308,833
3.500%	07/01/48	435	399,772
3.500%	06/01/49	445	407,356
3.500%	11/01/51	1,052	966,082
4.000%	TBA	10,120	9,389,858
4.000%	05/01/26	56	54,092
4.000%	02/01/31	66	63,012
4.000%	05/01/33	24	23,009
4.000%	06/01/33	10	10,079
4.000%	07/01/33	5	4,556
4.000%	12/01/33	16	15,746
4.000%	06/01/38	97	91,645
4.000%	09/01/42	929	885,565
4.000%	09/01/43	61	57,902
4.000%	05/01/44	68	64,025
4.000%	10/01/44	147	137,889
4.000%	03/01/45	70	66,506
4.000%	09/01/45	25	23,197
4.000%	06/01/46	348	331,086
4.000%	10/01/46	18	17,040
4.000%	11/01/46	31	29,817
4.000%	11/01/46	53	50,175
4.000%	04/01/47	36	33,871
4.000%	05/01/47	13	12,729
4.000%	05/01/47	294	278,961
4.000%	09/01/47	59	56,373
4.000%	10/01/47	326	308,598
4.000%	12/01/47	191	181,191
4.000%	09/01/48	716	675,884
4.000%	07/01/49	407	384,484
4.000%	04/01/50	821	768,925
4.000%	05/01/50	226	211,605
4.000%	01/01/57	89	83,847
4.000%	02/01/57	103	96,456
4.500%	TBA	75	73,652
4.500%	TBA	1,200	1,143,094
4.500%	01/01/42	21	20,389
4.500%	01/01/42	64	62,374
4.500%	09/01/42	107	105,217
4.500%	06/01/44	26	25,837
4.500%	06/01/44	38	36,007
4.500%	02/01/45	119	116,447
4.500%	08/01/45	151	147,653
4.500%	11/01/45	7	7,277
4.500%	12/01/45	4	3,542
4.500%	12/01/45	14	13,819
4.500%	01/01/46	4	4,062
4.500%	02/01/46	20	19,998
4.500%	02/01/46	304	296,814
4.500%	03/01/46	5	4,983
4.500%	04/01/46	—(r)	461
4.500%	05/01/46	—(r)	462
4.500%	07/01/46	2	2,388
4.500%	08/01/46	1	959
4.500%	08/01/46	3	2,539

A35

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	08/01/46	5	$5,372
4.500%	08/01/46	39	38,390
4.500%	10/01/46	14	13,770
4.500%	10/01/46	43	41,800
4.500%	01/01/47	1	1,368
4.500%	01/01/47	4	3,571
4.500%	01/01/47	11	10,792
4.500%	01/01/47	13	12,410
4.500%	02/01/47	3	3,111
4.500%	02/01/47	3	3,304
4.500%	03/01/47	4	3,600
4.500%	06/01/47	31	29,532
4.500%	06/01/47	149	144,393
4.500%	01/01/48	59	56,946
4.500%	02/01/48	27	25,812
4.500%	02/01/48	30	29,578
4.500%	02/01/48	31	30,388
4.500%	02/01/48	39	37,705
4.500%	03/01/48	34	33,239
4.500%	04/01/48	192	186,383
4.500%	05/01/48	22	20,836
4.500%	06/01/48	70	68,518
4.500%	07/01/48	9	8,224
4.500%	08/01/48	41	39,802
4.500%	05/01/49	15	14,914
4.500%	06/01/52	173	165,145
5.000%	TBA	75	75,129
5.000%	TBA	550	535,737
5.000%	06/01/39	25	25,290
5.000%	12/01/39	37	37,148
5.000%	01/01/40	1	891
5.000%	04/01/40	109	109,558
5.000%	05/01/40	6	6,405
5.000%	06/01/40	1	731
5.000%	06/01/40	1	1,019
5.000%	06/01/40	5	4,719
5.000%	07/01/40	1	1,450
5.000%	07/01/40	4	3,639
5.000%	08/01/40	15	15,464
5.000%	09/01/40	4	4,213
5.000%	10/01/40	15	14,959
5.000%	02/01/41	62	61,989
5.000%	05/01/41	55	55,742
5.000%	05/01/41	230	231,875
5.000%	05/01/48	29	28,343
5.000%	04/01/49	17	16,486
5.000%	04/01/49	52	51,050
5.500%	04/01/36	30	31,253
5.500%	05/01/36	17	17,937
5.500%	09/01/36	57	58,799
5.500%	08/01/37	40	41,737
5.500%	09/01/41	97	100,376
6.000%	07/01/41	67	70,090
Federal National Mortgage Assoc., 12 Month LIBOR + 1.530% (Cap 6.917%, Floor 1.530%)
3.173%(c)	05/01/43	34	34,595
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Federal National Mortgage Assoc., 12 Month LIBOR + 1.535% (Cap 7.056%, Floor 1.535%)
3.381%(c)	06/01/43	21	$21,367
Federal National Mortgage Assoc., 12 Month LIBOR + 1.695% (Cap 7.563%, Floor 1.695%)
3.945%(c)	08/01/42	16	16,579
Federal National Mortgage Assoc., 12 Month LIBOR + 1.750% (Cap 7.869%, Floor 1.750%)
4.000%(c)	08/01/41	23	22,917
Government National Mortgage Assoc.
2.000%	07/20/50	41	34,780
2.000%	08/20/50	464	389,688
2.000%	09/20/50	717	601,886
2.000%	10/20/51	1,514	1,266,993
2.000%	11/20/51	965	807,571
2.000%	12/20/51	3,186	2,664,415
2.500%	12/20/46	165	142,047
2.500%	06/20/50	433	375,504
2.500%	01/20/51	700	604,156
2.500%	02/20/51	369	318,820
2.500%	05/20/51	1,377	1,188,772
2.500%	07/20/51	1,895	1,634,716
2.500%	08/20/51	2,360	2,036,673
2.500%	12/20/51	262	226,077
3.000%	TBA	615	543,434
3.000%	07/15/43	43	38,206
3.000%	01/15/44	22	19,614
3.000%	03/20/45	36	32,499
3.000%	12/20/45	196	175,998
3.000%	01/20/46	103	92,508
3.000%	02/20/46	9	7,828
3.000%	02/20/46	9	8,024
3.000%	03/20/46	133	119,195
3.000%	05/20/46	123	110,717
3.000%	09/20/46	287	257,744
3.000%	12/15/46	28	25,042
3.000%	02/15/47	80	71,353
3.000%	02/15/47	109	97,003
3.000%	04/20/49	1,534	1,373,115
3.000%	10/15/49	92	81,629
3.000%	07/20/50	758	674,019
3.000%	12/20/50	161	143,419
3.000%	08/20/51	399	354,174
3.000%	10/20/51	793	702,731
3.000%	11/20/51	346	306,220
3.500%	12/20/47	243	221,172
3.500%	05/20/50	3,786	3,458,090
4.000%	TBA	1,466	1,368,935
4.000%	12/15/40	33	31,130
4.000%	12/15/46	31	29,124
4.000%	05/15/48	18	17,262
4.000%	05/15/48	56	53,517
4.000%	11/20/48	38	35,628
4.000%	11/20/48	847	802,060
4.000%	07/20/52	59	54,937
4.000%	09/20/52	150	140,247
4.500%	TBA	549	525,474

A36

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	01/20/41	53	$53,304
4.500%	03/20/41	7	7,297
4.500%	04/20/41	19	19,091
4.500%	09/20/43	7	6,825
4.500%	08/20/46	9	9,101
4.500%	09/20/46	8	8,000
4.500%	10/20/46	6	6,074
4.500%	11/20/46	6	5,878
4.500%	10/20/47	4	3,729
4.500%	04/20/48	194	188,441
4.500%	08/20/48	29	28,530
4.500%	09/20/48	198	191,866
4.500%	08/20/52	176	168,713
5.000%	TBA	154	150,716
5.000%	10/20/39	99	100,077
5.000%	04/20/48	68	67,887
5.000%	11/20/48	20	20,040
5.000%	09/20/52	346	339,498
5.500%	07/20/40	218	227,886
5.500%	04/20/48	10	10,178
6.000%	09/20/38	42	45,136
6.000%	10/20/38	58	62,418

Total U.S. Government Agency Obligations (cost $150,431,378)			131,059,317
U.S. Treasury Obligations — 19.8%
U.S. Treasury Notes
0.250%	08/31/25	20,600	18,348,484
0.625%	05/15/30	18,743	14,766,285
0.625%	08/15/30	24,590	19,268,884
0.750%	08/31/26	26,200	22,980,266
0.875%	11/15/30	25,509	20,327,006
1.125%	02/15/31	33,500	27,140,234
1.250%	08/15/31	30,000	24,253,125
1.375%	11/15/31	30,319	24,643,337
1.500%	02/15/30(a)	13,745	11,666,323
1.625%	05/15/31	37,332	31,341,297
1.750%	11/15/29	7,966	6,920,463
1.875%	02/15/32	28,000	23,738,750
2.250%	03/31/24	28,400	27,543,563
2.750%	08/15/32	12,503	11,438,474
2.875%	05/15/32	9,055	8,377,382

Total U.S. Treasury Obligations (cost $338,156,249)			292,753,873

Total Long-Term Investments (cost $1,424,349,478)			1,220,326,733

Shares
Short-Term Investments — 19.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	215,846,516	215,846,516
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $74,571,216; includes $74,295,549 of cash collateral for securities on loan)(b)(wa)	74,627,192	$74,574,953

Total Short-Term Investments (cost $290,417,732)		290,421,469

TOTAL INVESTMENTS—102.1% (cost $1,714,767,210)		1,510,748,202

Liabilities in excess of other assets(z) — (2.1)%		(30,370,407)

Net Assets — 100.0%		$1,480,377,795

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
BABs	Build America Bonds
BATE	CBOE- Europe – BXE Order Books
CDI	Chess Depository Interest
CDS	Credit Default Swap
CDX	Credit Derivative Index
CME	Chicago Mercantile Exchange
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MOEX	Moscow Exchange
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NVDR	Non-voting Depositary Receipt
OOTC	OTC Bulletin Board – Other OTC
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
TOPIX	Tokyo Stock Price Index
UTS	Unit Trust Security
XAMS	Amsterdam Stock Exchange
XJSE	Johannesburg Stock Exchange
XLON	London Stock Exchange

A37

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $129,214 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $73,212,321; cash collateral of $74,295,549 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(r)	Principal or notional amount is less than $500 par.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contract:
U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $6,081,903)	2.500%	TBA	10/13/22	(7,018)		$(5,886,759)

Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
139	2 Year U.S. Treasury Notes	Dec. 2022	$28,549,297	$(504,992)
275	5 Year U.S. Treasury Notes	Dec. 2022	29,564,648	(851,774)
917	10 Year U.S. Treasury Notes	Dec. 2022	102,761,313	(5,152,955)
75	10 Year U.S. Ultra Treasury Notes	Dec. 2022	8,886,329	(493,210)
171	20 Year U.S. Treasury Bonds	Dec. 2022	21,615,469	(1,623,158)
164	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	22,468,000	(1,823,145)
583	Mini MSCI EAFE Index	Dec. 2022	48,406,490	(5,584,131)
32	Mini MSCI Emerging Markets Index	Dec. 2022	1,394,400	(183,033)
1,152	S&P 500 E-Mini Index	Dec. 2022	207,446,400	(24,305,781)
45	S&P/TSX 60 Index	Dec. 2022	7,271,148	(366,978)
244	TOPIX Index	Dec. 2022	30,953,085	(1,213,810)
				(42,102,967)
Short Positions:
109	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	14,933,000	1,215,175
813	Mini MSCI Emerging Markets Index	Dec. 2022	35,426,475	3,950,530
				5,165,705
				$(36,937,262)
A38

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 12/21/22	Bank of America, N.A.	CAD	16,749	$12,899,458	$12,130,305	$—	$(769,153)
Euro,
Expiring 12/21/22	HSBC Bank PLC	EUR	18	17,181	17,504	323	—
				$12,916,639	$12,147,809	323	(769,153)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 12/21/22	Standard Chartered Bank	CAD	6,314	$4,630,272	$4,572,854	$57,418	$—
Euro,
Expiring 10/14/22	HSBC Bank PLC	EUR	188	188,819	184,426	4,393	—
Expiring 10/14/22	Standard Chartered Bank	EUR	1,325	1,357,111	1,299,811	57,300	—
Expiring 12/21/22	Bank of Montreal	EUR	110	110,530	108,517	2,013	—
Expiring 12/21/22	Royal Bank of Scotland Group PLC	EUR	454	462,795	448,365	14,430	—
Japanese Yen,
Expiring 12/21/22	Morgan Stanley & Co. LLC	JPY	211,869	1,499,099	1,477,914	21,185	—
				$8,248,626	$8,091,887	156,739	—
						$157,062	$(769,153)
Credit default swap agreements outstanding at September 30, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.39.V1	12/20/27	1.000%(Q)	16,088	$(23,912)	$50,304	$74,216
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the
A39

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A40